              As filed with the Securities and Exchange Commission
                                              '33 Act  Registration No. 33-33425
                                              '40 Act  Registration No. 811-5999

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549


                                    FORM N-4



                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933



                       POST-EFFECTIVE AMENDMENT NO. 10 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 11 [X]


                              NACo VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111



   GORDON E. McCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

   This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is Proposed that this filing will become effective (check appropriate space)

              immediately upon filing pursuant to paragraph (b) of Rule 485
---------
    X         on January 1, 1997, pursuant to paragraph (b) of Rule 485
---------
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
---------
              on (date) pursuant to paragraph (a)(1) of Rule 485
---------
The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 15, 1996.

================================================================================


                                    1 of 101

                              NACo VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                              PAGE
Part A            INFORMATION REQUIRED IN A PROSPECTUS
     Item  1.              Cover page............................................................      6
                                                                                                       -
     Item  2.              Definitions...........................................................      7
                                                                                                       -
     Item  3.              Synopsis or Highlights................................................     15
                                                                                                      --
     Item  4.              Condensed Financial Information.......................................     16
                                                                                                      --
     Item  5.              General Description of Registrant, Depositor,
                           and Portfolio Companies...............................................     19
                                                                                                      --
     Item  6.              Deductions and Expenses...............................................     20
                                                                                                      --
     Item  7.              General Description of the Variable Annuity Contract..................     21
                                                                                                      --
     Item  8.              Annuity Period........................................................     25
                                                                                                      --
     Item  9.              Death Benefit.........................................................     25
                                                                                                      --
     Item 10.              Purchases and Contract Value..........................................     24
                                                                                                      --
     Item 11.              Redemptions...........................................................     24
                                                                                                      --
     Item 12.              Taxes.................................................................     30
                                                                                                      --
     Item 13.              Legal Proceedings.....................................................     30
                                                                                                      --
     Item 14.              Table of Contents of the Statement of Additional Information..........     30
                                                                                                      --

Part B                     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.              Cover Page............................................................     35
                                                                                                      --
     Item 16.              Table of Contents.....................................................     35
                                                                                                      --
     Item 17.              General Information and History.......................................     35
                                                                                                      --
     Item 18.              Services..............................................................     35
                                                                                                      --
     Item 19.              Purchase of Securities Being Offered..................................     36
                                                                                                      --
     Item 20.              Underwriters..........................................................     36
                                                                                                      --
     Item 21.              Calculation of Performance............................................     36
                                                                                                      --
     Item 22.              Annuity Payments......................................................     38
                                                                                                      --
     Item 23.              Financial Statements..................................................     39
                                                                                                      --

Part C                     OTHER INFORMATION
     Item 24.              Financial Statements and Exhibits.....................................     79
                                                                                                      --
     Item 25.              Directors and Officers of the Depositor...............................     81
                                                                                                      --
     Item 26.              Persons Controlled by or Under Common Control
                           with the Depositor or Registrant......................................     83
                                                                                                      --
     Item 27.              Number of Contract Owners.............................................     92
                                                                                                      --
     Item 28.              Indemnification.......................................................     92
                                                                                                      --
     Item 29.              Principal Underwriters................................................     92
                                                                                                      --
     Item 30.              Location of Accounts and Records......................................     93
                                                                                                      --
     Item 31.              Management Services...................................................     93
                                                                                                      --
     Item 32.              Undertakings..........................................................     93
                                                                                                      --




                                    2 of 101

                       SUPPLEMENT DATED JANUARY 1, 1997 TO
                        PROSPECTUS DATED NOVEMBER 2, 1996


                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANIES

                                   THROUGH ITS

                              NACo VARIABLE ACCOUNT

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future references.

1. Effective January 1, 1997, the Underlying Mutual Fund options TWENTIETH CENTURY GROWTH INVESTORS and TWENTIETH CENTURY ULTRA INVESTORS will change their names to AMERICAN CENTURY: TWENTIETH CENTURY GROWTH and AMERICAN
     CENTURY: TWENTIETH CENTURY ULTRA, respectively. Accordingly, any and all references to Twentieth Century Growth Investors and Twentieth Century Ultra Investors located in the Prospectus are hereby amended to reflect this name change.

2. Paragraph 2 on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     Purchase Payments are allocated to the NACo Variable Account. NACo Variable Account is a unit investment trust with 31 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of Nationwide Life Insurance Company ("the Company") under each Sub-Account will be invested in the specified management investment company (see Appendix of Participating Underlying Mutual Funds).

3. The UNDERLYING MUTUAL FUND ANNUAL EXPENSE table located on page 6 of the Prospectus is hereby amended to include the following information:


                                            Management      Other         Total Fund
                                               Fees        Expenses    Annual Expenses

Neuberger & Berman - Guardian Trust            0.84          0.10           0.94%

Neuberger & Berman - Manhattan Trust          0.60%         0.52%           1.12%

Neuberger & Berman - Partners Trust           0.63%         0.34%           0.97%


4. The Example table located on page 8 of the Prospectus is hereby amended to include the following information:



                                                  If you surrender your Contract
                                            at the end of the applicable time period
                                            1 Yr.   3 Yrs.     5 Yrs.   10 Yrs.

Neuberger & Berman - Guardian Trust           60     101        145       268

Neuberger & Berman - Manhattan Trust          62     107        155       287

Neuberger & Berman - Partners Trust           60     102        147       271





                                    3 of 101

5. The Example table located on page 9 of the Prospectus is hereby amended to include the following information:



                                              If you surrender your Contract
                                          at the end of the applicable time period
                                          1 Yr.    3 Yrs.   5 Yrs.    10 Yrs.

Neuberger & Berman - Guardian Trust         20       61      105        228

Neuberger & Berman - Manhattan Trust        22       67      115        247

Neuberger & Berman - Partners Trust         20       62      107        231



6. The Example table located on page 10 of the Prospectus is hereby amended to include the following information:


                                               If you annuitize your Contract
                                           at the end of the applicable time period
                                           1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.

Neuberger & Berman - Guardian Trust          20      61      105        228

Neuberger & Berman - Manhattan Trust         22      67      115        247

Neuberger & Berman - Partners Trust          20      62      107        231


7. Paragraph 2 in the SYNOPSIS located on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     Purchase Payments under the Contracts are placed in the NACo Variable Account. The NACo Variable Account is a unit investment trust with 31 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified management investment company (see "Appendix of Participating Funds").

8. The following footnote is hereby added to the Condensed Financial Information table located on pages 12 through 14 of the Prospectus:

          Unit value information is not provided for the Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust and Neuberger & Berman Partners Trust funds, as said underlying Mutual Funds were added to the Variable Account effective January 1, 1997.

9. Paragraph 2 of the section entitled THE NACo VARIABLE ACCOUNT located on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     The net Purchase Payments applied to the NACo Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The NACo Variable Account is divided into 31 Sub-Accounts of Accumulation Units, each of which represents a separate Underlying Mutual Fund (see "Appendix Participating Funds" for a description of the investment objective of each Underlying Mutual Fund).

10. The following investment objectives are hereby added to the APPENDIX located on pages 27 through 30 of the Prospectus:

     NEUBERGER & BERMAN - GUARDIAN TRUST

     The investment objective of the Trust is to seek capital appreciation and, secondarily, current income. The Trust is a growth and income fund that invests in stocks of established, high-quality companies that are not well followed on Wall Street or are temporarily out of favor.




                                    4 of 101

         NEUBERGER & BERMAN - MANHATTAN TRUST

         The investment objective of the Trust is to seek capital appreciation without regard to income. The Trust generally invests in securities of small, medium and large capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         NEUBERGER & BERMAN - PARTNERS TRUST

         The investment objective of the Trust is to seek capital growth, through an approach that is intended to increase capital with reasonable risk. The Trust's managers look at fundamentals, focusing particularly on cash flow, return on capital, and asset values.





                                    5 of 101

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                     1-800-545-4730, (T.T.Y. 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                     ISSUED BY THE NACo VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

     The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Such Plans generally qualify for favorable tax treatment under Section 457 of the Internal Revenue Code ("Code"). The assets of such Plans are part of the general assets of the Member County, provided however that the Member County must hold all such Plan assets for the exclusive benefit of the Plan's Participants and beneficiaries. Rights and privileges under the Contracts may be exercised by the Member County to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The member County may not take any action inconsistent with the rights of the Plan's Participants. The Participants have a contractual claim against the Member County for the benefits promised by such Plans. The Participants are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

     Purchase Payments are allocated to the NACo Variable Account. NACo Variable Account is a unit investment trust with 28 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of Nationwide Life Insurance Company ("the Company") under each Sub-Account will be invested in the specified management investment company (see Appendix of Participating Underlying Mutual Funds).

     This prospectus provides you with the basic information you should know about the Group Flexible Fund Retirement Contracts issued by NACo Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated NOVEMBER 2, 1996 containing further information about the Contracts and NACo Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from the Company by calling the number listed above, or writing P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 2, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 25 OF THIS PROSPECTUS.

                THE DATE OF THIS PROSPECTUS IS NOVEMBER 2, 1996.

                                    6 of 101

                                GLOSSARY OF TERMS

ACCUMULATION UNIT - A statistical index measuring the net investment results of each Sub-Account of the NACo Variable Account. It is the unit of measurement used to determine the value of a Contract and each Participant Account.

ACTUARIAL RISK FEE - The charge made for mortality and expense risk and administration of the NACo Variable Account. It is computed on a daily basis and is equal to an annual rate of 0.95% of the daily net asset value of the NACo Variable Account.

ANNUITANT - The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.

ANNUITIZATION - The date on which annuity payments are actually received.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are scheduled to commence.

BENEFICIARY - The person named on the application to receive certain benefits under the Contract upon the death of the designated Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE - The Internal Revenue Code of 1986, as amended.

COMPANY - Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY - The person named on the application to be the Beneficiary if the named Beneficiary is not living at the time of the death of the designated Annuitant.

CONTRACT - The group flexible fund retirement contract issued by the Company to the Owner under which the Company invests Purchase Payments made by the Owner and assists the Owner in making Retirement Income Payments at specified dates.

CONTRACT DATE - The Contract Date is the date shown on the Contract.

CONTRACT YEAR - Each period starting with either (1) the Contract Date or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

CONTRACT ANNIVERSARY - An anniversary of the Contract Date.

DISTRIBUTION - Any payment by the Company of part or all of the Contract Value under the Contract.

GENERAL ACCOUNT - An account comprised of all assets of the Company other than those in any segregated asset account (the NACo Variable Account).

MEMBER COUNTY - A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo Program.

NACO PROGRAM - The deferred compensation program established and administered pursuant to Section 457 of the Code for the benefit of Member Counties of NACo.

NACO VARIABLE ACCOUNT - A segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.

OWNER - The Member County to which the Contract is issued.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Owner.

                                    7 of 101

PARTICIPANT ACCOUNT - An account established for each Participant in which all financial transactions occurring with respect to a Participant, other than the purchase and payment of an annuity, are recorded.

PARTICIPANT ACCOUNT YEAR - For each Participant, this is each one year period starting with either the Participant Effective Date or a Participant Anniversary, as reported to the Company by the Owner or its authorized representative.

PARTICIPANT ANNIVERSARY - An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE - For each Participant, this is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

PLAN - A Member County's Code Section 457 deferred compensation plan established and administered under the auspices of the NACo Program. The Plan document is referred to in the contract schedule as the Plan. The assets of the Plan are part of the general assets of the Member County, subject to the claims of the Member County's creditors. The Participants have a contractual claim against the Member County for the benefits promised by the Plan.

PURCHASE PAYMENTS - Amounts paid to the Company, pursuant to the Contract, in order to provide retirement income benefits.

RETIRED PARTICIPANT - A Participant for whom payments under an Optional Retirement Income Form are being made.

RETIREMENT INCOME PAYMENTS- Periodic payments of the Participant Account made to the Participant or to a designated Beneficiary during the Distribution period.

RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

SUB-ACCOUNTS - Separate and distinct divisions of the NACo Variable Account to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.

UNDERLYING MUTUAL FUND - The registered management investment company, specified on the Contract application, in which the assets of a Sub-Account of the Variable Account will be invested.

VALUATION DATE - Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the NACo Variable Account's Underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD - The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

                                    8 of 101

                                TABLE OF CONTENTS



GLOSSARY OF TERMS...............................................................................................2
SUMMARY OF CONTRACT EXPENSES....................................................................................5
SYNOPSIS.......................................................................................................11
CONDENSED FINANCIAL INFORMATION................................................................................12
NATIONWIDE LIFE INSURANCE COMPANY..............................................................................15
THE NACo VARIABLE ACCOUNT......................................................................................15
         Voting Rights.........................................................................................15
PERIODIC REPORTS...............................................................................................15
NACo VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS
     AND OTHER DEDUCTIONS......................................................................................16
         Contingent Deferred Sales Charge......................................................................16
         Mortality and Expense Risk and Administration Charges.................................................16
         Premium Taxes.........................................................................................17
         Experience Credits....................................................................................17
         Expenses of the NACo Variable Account.................................................................17
DESCRIPTION OF THE CONTRACTS...................................................................................17
         Purpose of the Contracts..............................................................................17
         Modification of the Contract..........................................................................18
         Contract Rights and Privileges and Assignments........................................................18
         Exchange Privilege....................................................................................18
         Suspension and Termination............................................................................18
         Application of Purchase Payments......................................................................19
         Additional Purchase Payment Prior to Commencement of Annuity Payments.................................19
         Crediting Accumulation Units..........................................................................19
         NACo Variable Account Accumulation Unit Value.........................................................19
         Allocation of Purchase Payments.......................................................................20
         Valuation of an Account...............................................................................20
         Redemption of Participant Accounts (Termination)......................................................20
DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD).......................................................21
         Retirement Income Payments............................................................................21
         Election of Income Form and Date......................................................................21
         Allocation of Retirement Income.......................................................................21
         Fixed Dollar Annuity..................................................................................21
         Minimum Payment.......................................................................................21
         Death Benefit Before Retirement.......................................................................21
         Optional Retirement Income Forms......................................................................21
         Death of Retired Participant..........................................................................22
         Withdrawal............................................................................................22
         Frequency of Payment..................................................................................22
         Determination of Payments Under Options A1 and A2.....................................................22
         Determination of Payments Under Options B1 and B2.....................................................22
         Determination of Amount of Variable Monthly Payments For First Year...................................23
         Determination of Amount of Variable Monthly Payments For the Second
          and Subsequent Years.................................................................................23
         Alternate Assumed Interest Rate.......................................................................23
GENERAL INFORMATION............................................................................................24
         Substitution of Securities............................................................................24
         Performance Advertising...............................................................................24
         Contract Owner Inquiries..............................................................................25
         Net Investment Factor.................................................................................25
         Valuation of Assets...................................................................................25
         Federal Tax Status....................................................................................26
         Contracts Issued Under the New York Model Plan........................................................26
LEGAL PROCEEDINGS..............................................................................................26
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................................................26
APPENDIX.......................................................................................................27

                                    9 of 101

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES

      Maximum Contingent Deferred Sales Charge(1) .............        4     %
                                                                 ------------
      (as a percentage of Purchase Payments)

ANNUAL CONTRACT MAINTENANCE CHARGE(2) .........................       $0
                                                                 ------------
NACO VARIABLE ACCOUNT ANNUAL EXPENSES(3)
(as a percentage of average account value)

      Mortality and Expense Risk Fees .........................      0.50    %
                                                                 ------------
      Administration Charge ...................................      0.45    %
                                                                 ------------
      Total NACo Variable Account Annual Expenses .............      0.95    %
                                                                 ------------


(1)  Imposed only when it is applicable (see "Contingent Deferred Sales
     Charge").

(2)  Effective July 1, 1992, the Annual Contract Fee was eliminated.

(3) If total assets of a Plan under the NACo Program as of December 31 of each year exceed $10 million, the 0.45% Administration charge and the total NACo Variable Account Annual Expense ("Actuarial Risk Fee") will be reduced on a sliding scale on May 1 of each succeeding year as follows:


                                                         Administration Charge
                  ASSETS                       (as a portion of the Actuarial Risk Fee)             Total Actuarial Risk Fee

Greater than $10 million but less than                           0.40%                                       0.90%
or equal to $25 million

Greater than $25 million but less than                           0.30%                                       0.80%
or equal to $50 million

Greater than $50 million but less than                           0.20%                                       0.70%
or equal to $150 million

Greater than $150 million                                        0.15%                                       0.65%


     The Administration Charge and Actuarial Risk Fee shall be determined as of December 31 of such calendar year and reduced according to the sliding scale, if applicable, effective the next succeeding May 1. For new Contracts after the effective date of the sliding scale, the Administration Charge and Actuarial Risk Fee shall be determined in accordance with the above table at the issuance of the Contract and thereafter each year at the time and in the manner described above.

                                    10 of 101

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
                          (After Expense Reimbursement)
         (as a percentage of Underlying Mutual Fund average net assets)


                                                                                               Total Underlying
                                                           Management      Other     12b-1        Mutual Fund
                                                              Fees       Expenses    Fees       Annual Expenses

The Bond Fund of America(SM), Inc.                            0.35%        0.11%     0.23%           0.69%
The Dreyfus Third Century Fund, Inc.                          0.75%        0.37%     0.00%           1.12%
The Evergreen Total Return Fund - Class Y                     0.98%        0.21%     0.00%           1.19%
Federated U.S. Government Securities: 2-5 Years -
Institutional Shares                                          0.40%        0.18%     0.00%           0.58%
Fidelity Equity-Income Fund                                   0.44%        0.23%     0.00%           0.67%
Fidelity Capital & Income Fund                                0.70%        0.30%     0.00%           1.00%
Fidelity Contrafund                                           0.70%        0.28%     0.00%           0.98%
Fidelity Magellan(R)Fund                                      0.73%        0.19%     0.00%           0.92%
Fidelity OTC Portfolio                                        0.53%        0.29%     0.00%           0.82%
Fidelity Puritan Fund                                         0.46%        0.21%     0.00%           0.67%
The Investment Company of America(R)                          0.26%        0.13%     0.21%           0.60%
MAS Funds Fixed Income Portfolio                              0.38%        0.11%     0.00%           0.49%
MFS(R)Growth Opportunities Fund-Class A                       0.43%        0.29%     0.25%           0.97%
MFS(R)High Income Fund-Class A                                0.45%        0.34%     0.31%           1.10%
Massachusetts Investors Growth Stock Fund-Class A             0.31%        0.23%     0.29%           0.83%
Nationwide(R)Fund                                             0.50%        0.13%     0.00%           0.63%
Nationwide(R)Growth Fund                                      0.50%        0.16%     0.00%           0.66%
Nationwide(R)Money Market Fund                                0.45%        0.17%     0.00%           0.62%
Neuberger & Berman Guardian Fund                              0.72%        0.12%     0.00%           0.84%
Putnam Investors Fund-Class A                                 0.61%        0.13%     0.25%           0.99%
Putnam Voyager Fund -Class A                                  0.53%        0.29%     0.25%           1.07%
SEI Index Funds - S & P 500 Index Portfolio                   0.15%        0.05%     0.05%           0.25%
Seligman Growth Fund, Inc.-Class A(2)                         0.49%        0.28%     0.23%           1.00%
Short-Term Investments  Trust-Treasury Portfolio -
Institutional Class                                           0.63%        0.26%     0.00%           0.89%
T. Rowe Price International Stock Fund(R)                     0.69%        0.20%     0.00%           0.89%
Templeton Foreign Fund2  - Class I                            0.63%        0.27%     0.25%           1.15%
Twentieth Century Growth Investors                            1.00%        0.00%     0.00%           1.00%
Twentieth Century Ultra Investors                             1.00%        0.00%     0.00%           1.00%



(1) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the NACo Variable Account assets or reductions from Contract values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the NACo Variable Account's unit value. There are no front-end load fees (sales charges) at the Underlying Mutual Fund level. The following funds are subject to fee waivers or expense reimbursement arrangements:



                         FUND                                               EXPENSES WITHOUT
                                                                        REIMBURSEMENT OR WAIVER
Federated U.S. Government Securities Fund: 2-5 Years -   The total operating expenses would have been 0.79%
Institutional Shares                                     absent the voluntary waiver of a portion of the shareholder service fee.

Fidelity Equity-Income Fund                              The Fund has entered into arrangements with its custodian
                                                         and transfer agent whereby interest earned on uninvested
                                                         cash balances is used to reduce custodian and transfer
                                                         agent expenses.  Including these reductions, the total
                                                         operating expenses presented in the table would have been
                                                         0.68%.


                                    11 of 101

Fidelity Magellan(R) Fund            The Fund has entered into arrangements with its custodian
                                     and transfer agent whereby interest earned on uninvested
                                     cash balances is used to reduce custodian and transfer
                                     agent expenses.  Including these reductions, the total
                                     operating expenses presented in the table would have been
                                     0.95%.

Fidelity OTC Portfolio               The Fund has entered into arrangements with its custodian
                                     and transfer agent whereby interest earned on uninvested
                                     cash balances is used to reduce custodian and transfer
                                     agent expenses.  Including these reductions, the total
                                     operating expenses presented in the table would have been
                                     0.83%.

Fidelity Puritan Fund                The Fund has entered into arrangements with its custodian
                                     and transfer agent whereby interest earned on uninvested
                                     cash balances is used to reduce custodian and transfer
                                     agent expenses.  Including these reductions, the total
                                     operating expenses presented in the table would have been
                                     0.69%.

Massachusetts Investors Growth       The Fund's custodian fee will be reduced based upon the
Stock Fund - Class A                 amount of cash maintained by the Fund.

MFS(R) Growth Opportunities Fund     Currently, 0.10% of the distribution/service fee is being
                                     waived.

MFS(R) High Income Fund - Class A    The Fund's custodian fee will be reduced based upon the
                                     amount of cash maintained by the Fund.

Nationwide(R) Money Market Fund      The Fund will waive 0.05% of the total 0.50% management
                                     fee until further notice.



The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                                    12 of 101

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming total NACo Variable Account annual expenses of 0.95%, a $1,000 initial Purchase Payment and 5% annual return on assets.



                                                                              If you surrender your Contract
                                                                               at the end of the applicable
                                                                                        time period

                                                                       1 Yr.          3 Yrs.          5 Yrs.          10 Yrs.

The Bond Fund of America (SM), Inc.                                     57              93              132             240
The  Dreyfus Third Century Fund, Inc.                                   62              107             155             287
The Evergreen Total Return Fund - Class V                               62              109             159             295
Federated U.S. Government Securities Fund: 2-5 years - Institutional
Shares                                                                  56              89              124             223
Fidelity Equity-Income Fund                                             57              93              131             239
Fidelity Capital & Income Fund                                          60              103             149             274
Fidelity Contrafund                                                     60              102             147             271
Fidelity Magellan(R)Fund                                                60              102             147             271
Fidelity OTC Portfolio                                                  58              97              138             253
Fidelity Puritan Fund                                                   57              93              132             240
The Investment Company of America(R)                                    56              90              127             230
MAS Funds Fixed Income Portfolio                                        55              87              121             217
MFS(R)Growth Opportunities Fund- Class A                                60              102             147             271
MFS(R)High Income Fund-Class A                                          62              106             154             285
Massachusetts Investors Growth  Stock Fund-Class A                      59              98              139             256
Nationwide(R)Fund                                                       57              91              129             233
Nationwide(R)Growth Fund                                                57              92              130             237
Nationwide(R)Money Market Fund                                          56              91              128             232
Neuberger & Berman Guardian Fund                                        59              98              141             258
Putnam  Investors Fund-Class A                                          60              103             148             273
Putnam Voyager Fund-Class A                                             61              105             152             282
SEI Index Funds - S & P 500 Index Portfolio                             53              79              108             189
Seligman Growth Fund, Inc.-Class A                                      60              103             149             274
Short-Term Investments Trust - Treasury Portfolio - Institutional
Class                                                                   59              100             143             262
T. Rowe Price International Stock Fund(R)                               60              100             144             264
Templeton Foreign Fund - Class I                                        62              108             157             290
Twentieth Century Growth Investors                                      60              103             149             274
Twentieth Century Ultra Investors                                       60              103             149             274


                                                        (continued on next page)

                                    13 of 101

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming total NACo Variable Account annual expenses of 0.95%, a $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                           If you do not surrender your Contract
                                                                               at the end of the applicable
                                                                                        time period

                                                                       1 Yr.          3 Yrs.          5 Yrs.          10 Yrs.

The Bond Fund of America(SM), Inc.                                      17              53              92              200
The  Dreyfus Third Century Fund, Inc.                                   22              67              115             247
The Evergreen Total Return Fund -Class V                                22              69              119             255
Federated U.S. Government Securities Fund: 2-5 years- Institutional     16              49              84              183
Shares
Fidelity Equity-Income Fund                                             17              53              91              199
Fidelity Capital & Income Fund                                          20              63              109             234
Fidelity Contrafund                                                     20              62              107             231
Fidelity Magellan(R)Fund                                                20              62              107             231
Fidelity OTC Portfolio                                                  18              57              98              213
Fidelity Puritan Fund                                                   17              53              92              200
The Investment Company of America(R)                                    16              50              87              190
MAS Funds Fixed Income Portfolio                                        15              47              81              177
MFS(R)Growth Opportunities Fund- Class A                                20              62              107             231
MFS(R)High Income Fund-Class A                                          22              66              114             245
Massachusetts Investors  Growth  Stock Fund-Class A                     19              58              99              216
Nationwide(R)Fund                                                       17              51              89              193
Nationwide(R)Growth Fund                                                17              52              90              197
Nationwide(R)Money Market Fund                                          16              51              88              192
Neuberger & Berman Guardian Fund                                        19              58              101             218
Putnam  Investors Fund-Class A                                          20              63              108             233
Putnam Voyager Fund-Class A                                             21              65              112             242
SEI Index Funds - S & P 500 Index Portfolio                             13              39              68              149
Seligman Growth Fund, Inc.-Class A                                      20              63              109             234
Short-Term Investments Trust - Treasury Portfolio - Institutional Class 19              60              103             222
T. Rowe Price International Stock Fund(R)                               20              60              104             224
Templeton Foreign Fund - Class I                                        22              68              117             250
Twentieth Century Growth Investors                                      20              63              109             234
Twentieth Century Ultra Investors                                       20              63              109             234


                                                       (continued on next page)

                                    14 of 101

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a total NACo Variable Account annual expenses of 0.95%, $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                              If you annuitize your Contract
                                                                         at the end of the applicable time period

                                                                       1 Yr.          3 Yrs.          5 Yrs.          10 Yrs.
The Bond Fund of America(SM), Inc.                                      17              53              92              200
The  Dreyfus Third Century Fund, Inc.                                   22              67              115             247
The Evergreen Total Return Fund - Class V                               22              69              119             255
Federated U.S. Government Securities Fund: 2-5 years - Institutional    16              49              84              183
Shares
Fidelity Equity-Income Fund                                             17              53              91              199
Fidelity Capital & Income Fund                                          20              63              109             234
Fidelity Contrafund                                                     20              62              107             231
Fidelity Magellan(R)Fund                                                20              62              107             231
Fidelity OTC Portfolio                                                  18              57              98              213
Fidelity Puritan Fund                                                   17              53              92              200
The Investment Company of America(R)                                    16              50              87              190
MAS Funds Fixed Income Portfolio                                        15              47              81              177
MFS(R)Growth Opportunities Fund- Class A                                20              62              107             231
MFS(R)High Income Fund-Class A                                          22              66              114             245
Massachusetts Investors  Growth  Stock Fund-Class A                     19              58              99              216
Nationwide(R)Fund                                                       17              51              89              193
Nationwide(R)Growth Fund                                                17              52              90              197
Nationwide(R)Money Market Fund                                          16              51              88              192
Neuberger & Berman Guardian Fund                                        19              58              101             218
Putnam  Investors Fund-Class A                                          20              63              108             233
Putnam Voyager Fund-Class A                                             21              65              112             242
SEI Index Funds - S & P 500 Index Portfolio                             13              39              68              149
Seligman Growth Fund, Inc.-Class A                                      20              63              109             234
Short-Term Investments Trust - Treasury Portfolio - Institutional Class 19              60              103             222
T. Rowe Price International Stock Fund(R)                               20              60              104             224
Templeton Foreign Fund - Class I                                        22              68              117             250
Twentieth Century Growth Investors                                      20              63              109             234
Twentieth Century Ultra Investors                                       20              63              109             234


     This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

     The purpose of the preceding tables is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The table reflects expenses of the NACo Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "NACo Variable Account Charges, Purchase Payments, and Other Deductions." For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").

                                    15 of 101

                                    SYNOPSIS


     The Contracts described in this prospectus are designed for use in connection with deferred compensation plans adopted by Member Counties under the NACo Program. Such Plans qualify for favorable tax treatment under Section 457 of the Code. The Participants are generally not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

     Purchase Payments under the Contracts are placed in the NACo Variable Account. The NACo Variable Account is a unit investment trust with 28 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified management investment company (see "Appendix of Participating Funds").

     The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, in the event of the termination of this Contract and directions from the Owner to the Company to withdraw all or part of the account value of the Contract, the Company will, with certain exceptions, deduct from the Contract Value, on a per Participant basis, a Contingent Deferred Sales Charge ("CDSC") equal to not more than 4% of the lesser of the total of all Purchase Payments made prior to the date of the request for withdrawal, or the amount withdrawn. Absent Contract termination by the Owner, the CDSC provision will not apply and therefore any full or partial withdrawals made on behalf of a Participant will not be subject to any CDSC. The CDSC, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

     Any applicable premium taxes can be deducted and will be charged against the Contracts. If any such premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made from the Contract prior to allocation to any Underlying Mutual Fund option (see "Premium Taxes").

     A daily deduction is made from the NACo Variable Account in an amount equivalent to an annual rate up to of 0.95% of the daily net asset value of the NACo Variable Account for the Company's contractual promises to accept the mortality and expense risks and for administration of the NACo Variable Account (see "Mortality and Expense Risk and Administration"). In addition, the investment companies whose shares are purchased by the NACo Variable Account make certain deductions from their assets.

     The Contracts provide that the mortality basis, minimum death benefits and the deductions made from Purchase Payments, Participants' Accounts, the Contingent Deferred Sales Charges, and Actuarial Risk Fees may be changed by the Company after the first Contract Year (see "Modification of the Contract").

                                    16 of 101

                         CONDENSED FINANCIAL INFORMATION
 Accumulation Unit Values (For an accumulation unit outstanding throughout the period)


                                    Accumulation           Accumulation             Number of
                                     Unit Value             Unit Value         Accumulation Units
                                    At Beginning              At End           Outstanding At The
   Underlying Mutual Fund             Of Period              Of Period          End Of The Period        Year

The Bond Fund of                      1.741422               2.039710              6,578,720             1995
America(SM), Inc.                     1.850918               1.741422              5,740,929             1994
                                      1.637181               1.850918              5,644,051             1993
                                      1.484255               1.637181              4,185,113             1992
                                      1.338732               1.484255              3,262,200             1991*
The Dreyfus Third                     1.663803               2.238323              9,402,637             1995
Century Fund, Inc.                    1.814915               1.663803              9,817,673             1994
                                      1.740666               1.814915             10,291,485             1993
                                      1.723855               1.740666              8,918,980             1992
                                      1.503652               1.723855              4,654,790             1991*
The Evergreen                         1.419467               1.741651              2,635,928             1995
Total Return Fund - Class V           1.531292               1.419467              3,343,918             1994
                                      1.368966               1.531292             10,220,011             1993
                                      1.256090               1.368966              8,701,160             1992
                                      1.146614               1.256090              7,977,105             1991*
Federated U.S. Government             1.062969               1.195751              2,344,091             1995
Securities Fund: 2-5 years -          1.094086               1.062969              1,802,090             1994
Institutional Shares                  1.031362               1.094086              1,501,568             1993
                                      1.000000               1.031362                359,089             1992
Fidelity Capital &                    3.210584               3.712491                818,785             1995
Income Fund                           3.397953               3.210584                900,127             1994
                                      2.746533               3.397953              1,009,928             1993
                                      2.165417               2.746533              1,100,291             1992
                                      1.972198               2.165417              1,260,909             1991*
Fidelity Contrafund                   0.974545               1.315600             86,483,728             1995
                                      0.994981               0.974545             59,048,072             1994
                                      1.000000               0.994981             17,300,194             1993
Fidelity Equity- Income Fund          3.424310               4.471070             41,090,717             1995
                                      3.448520               3.424310             37,439,255             1994
                                      2.869860               3.448520             30,564,448             1993
                                      2.526472               2.869860             25,417,028             1992
                                      2.283309               2.526472             24,200,256             1991*
Fidelity Magellan(R)Fund              0.960039               1.301185             63,751,788             1995
                                      0.987051               0.960039             43,410,162             1994
                                      1.000000               0.987051              9,307,585             1993
Fidelity OTC Portfolio                1.001544               1.371346              3,611,136             1995
                                      1.000000               1.001544                414,031             1994
Fidelity Puritan Fund                 0.959935               1.154955             11,375,851             1995
                                      1.000000               0.959935              3,191,039             1994
The Investment                        1.157835               1.498194             21,189,283             1995
Company of America(R)                 1.167040               1.157835             15,911,747             1994
                                      1.055548               1.167040              9,316,764             1993
                                      1.000000               1.055548              1,904,764             1992
MAS Funds Fixed Income                0.980782               1.156444                461,663             1995
Portfolio                             1.000000               0.980782                 16,059             1994
Massachusetts Investors               7.034148               8.942612                877,034             1995
Growth Stock Fund-Class A             7.613442               7.034148                876,723             1994
                                      6.714892               7.613442                837,196             1993
                                      6.368639               6.714892                711,003             1992
                                      5.100857               6.368639                559,059             1991*


* Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

                                                        (Continued on next page)

                                    17 of 101

                   CONDENSED FINANCIAL INFORMATION (continued)
 Accumulation Unit Values (For an accumulation unit outstanding throughout the period)



                                    Accumulation           Accumulation             Number of
                                     Unit Value             Unit Value         Accumulation Units
                                    At Beginning              At End           Outstanding At The
   Underlying Mutual Fund             Of Period              Of Period          End Of The Period        Year

MFS(R)Growth                          4.589533               6.114190              2,209,754             1995
Opportunities Fund-Class A            4.834037               4.589533              2,656,048             1994
                                      4.200054               4.834037              6,486,767             1993
                                      3.936838               4.200054              6,897,026             1992
                                      3.656615               3.936838              7,710,706             1991*
MFS(R)High                            4.265493               4.949752              1,898,625             1995
Income Fund- Class A                  4.422523               4.265493              1,736,718             1994
                                      3.739642               4.422523              1,666,484             1993
                                      3.225557               3.739642              1,036,199             1992
                                      2.894993               3.225557                817,803             1991*
Nationwide(R)                         9.468045               12.191058             2,755,666             1995
Fund                                  9.502760               9.468045              2,754,540             1994
                                      8.985447               9.502760              2,950,704             1993
                                      8.810680               8.985447              3,032,348             1992
                                      7.837093               8.810680              2,238,323             1991*
Nationwide(R)                         2.092009               2.667201              2,409,384             1995
Growth Fund                           2.081399               2.092009              2,602,594             1994
                                      1.887524               2.081399              6,293,504             1993
                                      1.792687               1.887524              5,507,203             1992
                                      1.498853               1.792687              4,283,563             1991*
Nationwide(R)Money                    2.654661               2.774433             15,458,252             1995
Market Fund**                         2.583387               2.654661             14,664,113             1994
                                      2.542721               2.583387             15,887,549             1993
                                      2.487178               2.542721             17,431,451             1992
                                      2.437912               2.487178             20,546,392             1991*
Neuberger & Berman                    0.955773               1.250781              7,940,457             1995
Guardian
Fund                                  1.000000               0.955773                907,272             1994
Putnam Investors                      8.297318               11.305164             2,260,621             1995
Fund-Class A                          8.652501               8.297318              2,145,377             1994
                                      7.410567               8.652501              1,975,963             1993
                                      6.934213               7.410567              1,682,860             1992
                                      6.383603               6.934213              1,597,104             1991*
Putnam Voyager                        1.982311               2.752130             27,203,903             1995
Fund-Class A                          1.992379               1.982311             19,751,850             1994
                                      1.698751               1.992379             12,946,038             1993
                                      1.563079               1.698751              5,917,563             1992
                                      1.256187               1.563079              1,655,847             1991*
Seligman Growth                       7.020585               8.934609                616,776             1995
Fund, Inc.-Class A                    7.370495               7.020585                582,039             1994
                                      6.989639               7.370495                538,601             1993
                                      6.340967               6.989639                364,304             1992
                                      5.483042               6.340967                308,224             1991*

* Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

** The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1995 was 4.23 %.

                                                        (Continued on next page)

                                    18 of 101

                   CONDENSED FINANCIAL INFORMATION (continued)
 Accumulation Unit Values (For an Accumulation Unit outstanding throughout the period)


                                             Accumulation           Accumulation             Number of
                                              Unit Value             Unit Value         Accumulation Units
                                             At Beginning              At End           Outstanding At The
        Underlying Mutual Fund                Of Period               Of Period          End Of The Period        Year

Short-Term Investments Trust - Treasury        1.066889               1.119630               1,524,715            1995
Portfolio - Institutional Class***             1.034183               1.066889               1,223,255            1994
                                               1.012172               1.034183                500,957             1993
                                               1.000000               1.012172                246,584             1992
T. Rowe Price International Stock Fund(R)      0.929695               1.025854              10,412,582            1995
                                               1.000000               0.929695               4,482,375            1994
Templeton Foreign Fund - Class I               0.944596               1.040054              16,316,118            1995
                                               1.000000               0.944596               6,972,585            1994
Twentieth Century                              3.359891               4.005400              37,362,979            1995
Growth Investors                               3.443124               3.359891              38,748,520            1994
                                               3.350122               3.443124              41,912,416            1993
                                               3.533694               3.350122              43,106,409            1992
                                               2.571846               3.533694              31,955,054            1991*
Twentieth Century Ultra                        0.926489               1.263551              79,405,506            1995
Investors                                      0.970411               0.926489              59,484,505            1994
                                               1.000000               0.970411              21,036,904            1993


* Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

*** The 7-day yield on the Short-Term Investments Trust - Treasury Portfolio as of December 31, 1995 was 4.68%.

The SEI Index Funds - S&P Index Portfolio first became effective on May 1, 1996, in conjunction with this Plan. Accordingly, information for this fund is not available at this time.

                                    19 of 101

                        NATIONWIDE LIFE INSURANCE COMPANY

     Nationwide Life Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise", with it's Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.

                            THE NACo VARIABLE ACCOUNT

     NACo Variable Account was established by the Company on September 7, 1988, pursuant to the provisions of Ohio law. NACo Variable Account has been registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the NACo Variable Account or the Company by the Securities and Exchange Commission.

     The net Purchase Payments applied to the NACo Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The NACo Variable Account is divided into 28 Sub-Accounts of Accumulation Units, each of which represents a separate Underlying Mutual Fund (see "Appendix Participating Funds" for a description of the investment objective of each Underlying Mutual Fund).

     Each Sub-Account in the NACo Variable Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the NACo Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS

     The NACo Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Owners of the Contracts. In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the NACo Variable Account at regular and special meetings of the shareholders of the Underlying Mutual Funds in accordance with instructions received from the Owners. The Company or its designee will mail to each Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund, and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. An Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.

                                PERIODIC REPORTS

     The Company or its designee will, semi-annually, provide to each person covered by a Contract, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the NACo Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account as well as the total account value.

     The current prospectus of the NACo Variable Account will be made available to Participants through the Owner. In addition, the Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as: a notice of any changes in the Plan, or tax status of the Plan and the financial condition of the Owner as it relates to obligations under the Plan.

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                                    20 of 101

      NACo VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS AND OTHER DEDUCTIONS

THE FEES AND CHARGES DEDUCTED UNDER THE CONTRACT IN THE AGGREGATE ARE REASONABLE IN RELATION TO THE SERVICES RENDERED, THE EXPENSES EXPECTED TO BE INCURRED, AND THE RISKS ASSUMED BY THE COMPANY.

CONTINGENT DEFERRED SALES CHARGE

     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, a Contingent Deferred Sales Charge ("CDSC"), when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including compensation paid to sales personnel, the costs of preparation of sales literature, and other promotional activity. The Company attempts to recover its Distribution costs relating to the sale of the Contracts from a Contingent Deferred Sales Charge. Any shortfall will be borne by the Company from surplus held in its General Account, which may indirectly include portions of the Actuarial Risk Fee, since the Company intends to generate a profit from this fee.

     If the Owner terminates the Contract in accordance with the section entitled "Suspension And Termination" and directs the Company to withdraw all or part of the Contract Value, the Company will assess a CDSC against the amount withdrawn, by deducting an amount from each Participant's Account as indicated below. For purposes of the CDSC, withdrawals under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period.

     For withdrawals made through December 31, 1997, the CDSC will be the lesser of (i) and (ii) below, where:

     (i) is the lesser of 4% of the Purchase Payments made on behalf of a Participant prior to the date of the withdrawal, or 4% of the amount withdrawn; and

     (ii) is the lesser of the applicable percentage set forth in the table below multiplied by the Purchase Payments made on behalf of a Participant prior to the date of withdrawal, or the applicable percentage set forth below multiplied by the amount withdrawn.

     For withdrawals made after December 31, 1997, the CDSC will be the lesser of (iii) and (iv) below, where:

     (iii) is the lesser of 2% of the Purchase Payments made on behalf of a Participant prior to the date of the withdrawal, or 2% of the amount withdrawn; and

     (iv) is the lesser of the applicable percentage set forth in the table below multiplied by the Purchase Payments made on behalf of a Participant prior to the date of withdrawal, or the applicable percentage set forth below multiplied by the amount withdrawn.

     Notwithstanding the above, the Contingent Deferred Sales Charge will not apply to any withdrawals made on or after January 1, 2001.


                                                     Number of Completed
                  Contingent Deferred               Years of Participation
                Sales Charge Percentage            (Beginning July 1, 1985)
                -----------------------            ------------------------
                          4%                             1 Through 12
                          3%                                  13
                          2%                                  14
                          1%                                  15
                          0%                             16 And After

     Years of participation credited toward the CDSC schedule set forth above may only be those earned beginning with the date a Participant's first deferral was deposited in the Contracts.

MORTALITY AND EXPENSE RISK AND ADMINISTRATION CHARGES

     The Contracts contain purchase rates applicable at and after retirement. These purchase rates may be used to determine the Retirement Income Payments to be made by the Owner to Participants in accordance with the terms of the Plan. However, the Owners have contracted with the Company to provide Retirement Income Payments.

     Under the terms of the Contracts, the Company assumes the risk that the actuarial estimate of mortality rates among Retired Participants may prove erroneous and amounts set aside for retirement income benefits on the basis of such estimate may prove inadequate.

     For the Company's contractual promise to accept these risks and for the administrative costs associated with the NACo Variable Account, the Contracts provide for the daily deduction of an Actuarial Risk Fee (see "Glossary of

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
Terms"). The deduction is based on the daily value of the applicable NACo Variable Account Sub-Account, and is equivalent to 0.95% on an annual basis (0.10% for the mortality risk, 0.40% for the expense risk, and 0.45% for administration of the NACo Variable Account). The 0.45% administration portion of the Actuarial Risk Fee has been set at a level to recover no more than the actual cost associated with administering the Contracts. If this Actuarial Risk Fee is insufficient to cover the actual cost of the mortality risk, the expense risk, or the administrative costs, the loss will be borne by the Company. Conversely, if the Actuarial Risk Fee proves more than sufficient, the excess will be a profit to the Company. If total assets of a Plan under the NACo Program exceed $10 million, as of the specified date each year, the 0.45% Administrative portion of the Actuarial Risk Fee will be reduced on a sliding scale corresponding to total assets of a plan under the NACo Program (see "Summary of Contract Expenses"). This reduction reflects the lower cost per Participant to administer larger asset pools.

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon annuity considerations received by the Company. Premium taxes currently imposed by certain states range from 0% to 3.5% per annum. Currently, the Company is not deducting such taxes from an Owner's Contract Value at the time of Annuitization, but reserves the right to deduct such taxes when incurred. Retirement Income Payments may be reduced or Accumulation Units canceled to provide for premium taxes assessed.

EXPERIENCE CREDITS

     The Contracts described herein are participating where permitted by law in the state of issue. A participating Contract provides the right to participate in the Distribution of surplus of the Company. In the event that Actuarial Risk Fees collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units to the Participant Accounts. There have not been any Experience Credits to date. The Company cannot offer any assurance that there will be Experience Credits in the future.

EXPENSES OF THE NACo VARIABLE ACCOUNT

     The NACo Variable Account's total expenses for the fiscal year ended December 31, 1995 were 0.95% of the average net assets on an annualized basis. Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in the prospectus of each Underlying Mutual Fund.

                          DESCRIPTION OF THE CONTRACTS

PURPOSE OF THE CONTRACTS

     The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund deferred compensation plans adopted by Member Counties under the NACo Program established under Section 457 of the Code. A single group Contract is issued to the Owner, covering all present and future participating employees. The Company will issue a certificate to the Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive certificate to the Owner for delivery to any such person required by law to receive such certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

     The basic objectives of the Contracts are to provide each Participant with an initial Retirement Income Payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent Retirement Income Payments which will tend to vary with the cost of living changes during his or her retired lifetime. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.


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
MODIFICATION OF THE CONTRACT

     Contract provisions with respect to the mortality basis, minimum death benefits, and the deductions made from Purchase Payments, Participant Accounts, the Contingent Deferred Sales Charges, if applicable, and Actuarial Risk Fees may not be changed prior to the first Contract Anniversary. These same provisions may not be changed except as they apply to Participants entering the Contract after the effective date of such change.

     Other than as set forth above, the Company reserves the right to change all other provisions of the Contract by giving notice to the Owner not less than 90 days before the effective date of the change.

CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS

     The Contract belongs to the Owner provided, however, that under Code
Section 457 Plans, the Owner must hold the Contract for the exclusive benefit of the Plan's participants and beneficiaries. All contractual rights and privileges may be exercised by the Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Owner may not take any action inconsistent with the rights of such 457 Plan's participants. The Contract may not be assigned.

EXCHANGE PRIVILEGE

     The Company will permit the Owner, or the Participant if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.

     The Company will also permit the Participant to utilize the Telephone Exchange Privilege, for exchanging amounts among Sub-Accounts, if forms are executed by the Contract Owner and Participant agreeing with certain restrictions applicable to such privilege.

     Telephone exchange requests must be received by the Company by the close of the New York Stock Exchange in order to receive that day's closing Sub-Accounts price. A telephone exchange request may not be revoked once instructions have been recorded and accepted. If the Participant is unable to execute an exchange request by telephone (for example, during times of unusual market activity), the Participant might consider placing the exchange order by mail. The Company will employ reasonable procedures to confirm that instruction communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to the Owner or Participant and any agent of record, at the last address of record. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant. The Company may determine to withdraw the Telephone Exchange Privilege, upon 30 days written notice to Contract Owners and Participants.

     On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit Values of the affected Sub-Accounts if received at the Company's Home Office by the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange on any day, or on a day the New York Stock Exchange is closed for business, the transfer will be based on the next business day on which the New York Stock Exchange is open.

     For those Plans which provide this Contract and Nationwide's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the NACo Variable Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the NACo Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effected when received in good order by the Company at its Home Office.

SUSPENSION AND TERMINATION

     The Contract may be suspended at the option of the Company on written notice to the Owner if: (a) the Owner has failed to remit to the Company any Purchase Payment specified in the Plan; or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Owner, which in the Company's

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                                    23 of 101
opinion would adversely affect its administrative procedures or financial experience, or both, with respect to the Contract. The Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first (91st) day following receipt of written notice by the Company. Suspension of the Contract shall mean only that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract shall continue to apply. After suspension of the Contract has become effective, the Owner may, upon 30 days written notice, terminate the Contract. Termination of the Contract will become effective as of the 31st day following receipt of written notice by the Company. Upon termination of the Contract, the Company will pay to the Owner the redemption value, subject to applicable charges, plus the balance of the annual premiums transferred from the NACo Variable Account to the General Account for payment of variable Retirement Income benefits under retirement Options B1 and B2 (see "Optional Retirement Income Forms"). Payment of redemption values may be suspended when redemption of Underlying Mutual Fund shares are suspended as provided in the section entitled "Redemption of Participant Accounts (Termination)." Payment of any amounts under this section will be subject to any applicable CDSC (see "Contingent Deferred Sales Charge").

APPLICATION OF PURCHASE PAYMENTS

     Nationwide Life shall receive Purchase Payments from the Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in the NACo Variable Account in accordance with the instructions of the Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Payments must be no less than monthly, unless agreed to by the Company.

     An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Owner will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Owner consents to the Company retaining the Purchase Payment until the application of the Participant is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days.

     Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.

ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS

     The Owner shall have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing Retirement Income Payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which Retirement Income Payments are to commence. Any such additional Purchase Payment shall be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue shall be applicable to the entire value, including any such additional Purchase Payment, of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.

CREDITING ACCUMULATION UNITS

     When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units which are credited to a Participant Account in accordance with the instructions of the Owner. The number of Accumulation Units credited to each receipt Participant Account for each Sub-Account is determined by dividing the net Purchase Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any taxes then payable.

NACo VARIABLE ACCOUNT ACCUMULATION UNIT VALUE

     The value of an Accumulation Unit for each Sub-Account was established at a value equal to the accumulation unit value of the corresponding Sub-Account of the Nationwide DC Variable Account on January 2, 1990. The DC Variable Account is a segregated investment account of the Company in which Member Counties formerly held Contracts. The value of an Accumulation Unit for each new Sub-Account added to the NACo Variable Account after January 2, 1990, will be established at $1.00 as of the date Underlying Mutual Fund shares are available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for

                                    24 of 101
any subsequent business day is determined by multiplying the value for the preceding business day by the Net Investment Factor for that Sub-Account for the period since that day. A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current net asset value of their Accumulation Units might be materially affected.

ALLOCATION OF PURCHASE PAYMENTS

     The Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account of the NACo Variable Account. The Company will permit the Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.

VALUATION OF AN ACCOUNT

     The sum of the value of all Accumulation Units credited to the Participant Account in respect of the Participant is the Participant Account Value. Purchase Payments are allocated among the Sub-Accounts of the NACo Variable Account in accordance with the instructions of the Owner.

     The value of a Participant's Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit Value for that Sub-Account in respect of the Participant. Each Participant and the Owner will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit Values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Owner in accordance with the terms of the Plan.

     The Participant and Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract and appropriate Sub- Accounts. The Company will assume all transactions are accurate unless the Participant or the Owner notifies the Company otherwise within 30 days after receipt of the report.

REDEMPTION OF PARTICIPANT ACCOUNTS (TERMINATION)

     The Owner's right to redeem (terminate) Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Owner. It is the Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Owner to distribute such payments directly to a Participant by agreement with the Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence for the Participant under either Option B1 or B2. No partial redemption will directly affect future requirements to make Purchase Payments for that Participant nor his or her retirement date. If the Contract is terminated by the Owner, all Participant Accounts in the NACo Variable Account will be redeemed to the extent permitted by the Plan, and such Participant Accounts will be subject to any applicable CDSC. However, absent Contract termination by the Owner, the CDSC provision will not apply and therefore any full or partial redemptions made on behalf of a Participant will not be subject to any CDSC (see "Contingent Deferred Sales Charge").

     A request for a partial redemption of a Participant Account containing more than one Sub-Account of Accumulation Units must specify the allocation of the partial redemption among the Sub-Accounts of Accumulation Units. However, if no such direction is contained in the request for a partial redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts of Accumulation Units. Upon receipt at the Company's Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed at the Accumulation Unit Value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Owner with reasonable promptness, and in any event, within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended (i) during any period in which the New York Stock Exchange is closed, or (ii) in the event that the Securities and Exchange Commission may by order direct for the protection of Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Owner, or Participant if


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                                    25 of 101
permitted by the Plan, may elect to have that amount paid out in installments under Option A1 or A2, subject to the minimums applicable to these options.

            DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)

RETIREMENT INCOME PAYMENTS

     The period during which a Participant Account is paid out in periodic installments is known as the Distribution period. Because periodic Distributions will normally be made after the Participant retires, the Distribution period is also called the retirement period. All such periodic Distributions will be made by the Company to the Owner. It is the Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Owner to pay such amounts directly to a Participant by agreement with the Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of (i) the mortality tables specified in the Contract, (ii) the adjusted age of the Retired Participants, (iii) the type of Retirement Income Payment option(s) selected, and (iv) in the case of variable payments, the investment performance of the specific NACo Variable Account Sub-Account elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the NACo Variable Account Sub- Account on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.

ELECTION OF INCOME FORM AND DATE

     The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date (see "Glossary of Terms"), the Contract Owner may by written election to the Company at its home office, elect any one of the retirement income options described in this prospectus. The Plan may restrict changes in election of retirement income options.

ALLOCATION OF RETIREMENT INCOME

     Upon retirement, Accumulation Units in a Participant's Account may be used to purchase a Fixed Dollar Annuity for the Participant. For Participants electing Options A1 or A2 as described in this prospectus, Accumulation Units in a Participant's Account of any Sub-Account in the NACo Variable Account will be used to provide variable Retirement Income Payments as described further in this prospectus.

FIXED DOLLAR ANNUITY

     A Fixed Dollar Annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the General Account Contract value to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed Dollar Annuity payments after the first will not be less than the First Fixed Dollar Annuity payment. The availability of Fixed Dollar Annuity Contracts under a particular Plan is subject to the election of the Owner.

MINIMUM PAYMENT

     If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company shall have the right to make a lump sum Distribution to such Retired Participant.

DEATH BENEFIT BEFORE RETIREMENT

     In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account, on the date due proof of death is received in writing by the Company will be paid as provided by the Plan. If the Plan so provides, a Beneficiary may elect either to receive such value in a lump sum or to apply it under any of the Optional Retirement Income Forms contained in this Contract, subject to the minimums applicable to such optional forms. Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.

OPTIONAL RETIREMENT INCOME FORMS

     The availability of the following Optional Retirement Income Forms are subject to the election of the Owner.

     OPTION A1-Payments for a Designated Period. Payments are made monthly for any specified number of years not exceeding 30 years. The amount of each variable payment will be determined by multiplying (a) by (b) where (a) is the Accumulation Unit Value for the date the payment is made and (b) is the number of

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                                    26 of 101

     Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract. A period certain payment period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.

     OPTION A2-Payments of a Designated Amount. Payments are made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each business day for investment results, is exhausted. The final installment will be the sum remaining with the Company. Payments under this option which result in a payment period of less than 5 years for a Participant who has less than 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.

     OPTION B1-Life Income with Payment Certain. Payments are made monthly during the lifetime of an individual with payments made for a period certain of 60, 120, 180, 240, 300 or 360 months as elected. If the individual dies before the end of the period certain, level payments will continue to the designated Beneficiary during the remainder of the period certain.

     OPTION B2 - Joint and Survivor Life Income. Payments are made monthly during the joint lifetime of an individual and another named individual. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75%, 66 2/3% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated Annuitant, then payments continue at 100% to the designated Annuitant.

     OTHER FORMS AND BENEFIT PAYMENTS - With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.

     Exchanges processed while Participants are receiving payments under Option A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.

     On the date on which Retirement Income Payments under Option B1 or B2 or any other Retirement Income Payment measured by a life or lives commence in respect of a Participant, all Accumulation Units (or the number thereof appropriate to the election made) in any Sub-Account will be canceled.

DEATH OF RETIRED PARTICIPANT

     If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the Retirement Income Form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.

WITHDRAWAL

     If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.

FREQUENCY OF PAYMENT

     At the election of the Retired Participant, and with the consent of the Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.

DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2

     Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.

DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2

     Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a


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
new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.

DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR

     In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.

     The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).

     Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The allocation of the annual premium between Sub-Account will be in such relationship as the monthly payments from each Sub-Account have to each other.

     The annual premium is calculated so that if there are no partial redemptions (and therefore no Underlying Mutual Fund dividends have been taken in cash) the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the Assumed Investment Rate plus an amount equal to the annual administrative charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the Assumed Investment Rate.

DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS

     As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payments will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which Account the Company will make the Retirement Income Payments. Subsequent annual determinations will be made in the same manner.

     Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the NACo Variable Account or be transferred to the Company's General Account, depending on the Company's obligation.

ALTERNATE ASSUMED INVESTMENT RATE

     The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the states in which this Contract is issued, an Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined on an Assumed Investment Rate of 5% per annum. The Assumed Investment Rate basis in the Contract is used merely to determine each year's monthly payment from investment experience of any of the NACo Variable Account Sub-Accounts. The choice of the Assumed Investment Rate affects the pattern of Retirement Income Payments. A higher Assumed Investment Rate will produce a higher initial payment, but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower Assumed Investment Rate.

     Although a higher initial payment would be received under a higher Assumed Investment Rate, there is a point in time after which payments under a lower Assumed Investment Rate would be greater, assuming payment continues after that point in time.

     The objective of a variable retirement Contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the Assumed Investment Rate during periods of stable prices.

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
                               GENERAL INFORMATION

SUBSTITUTION OF SECURITIES

     If the shares of any Underlying Mutual Fund should no longer be available for investment by the NACo Variable Account or, if in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract.

     From time to time it may become necessary for the Company to substitute Underlying Mutual Fund shares for reasons relating to the historical investment performance of the Underlying Mutual Funds. The Company, in consultation with NACo and NACo's advisers, has developed standards for substituting Underlying Mutual Funds that consistently experience poor investment performance over time. These standards involve comparing the performance of each Underlying Mutual Fund within the NACo Variable Account to the performance of all other mutual funds within the Underlying Mutual Fund's same risk category. Underlying Mutual Funds within the same risk category are Underlying Mutual Funds with similar investment objectives and policies, and similar volatilities of investment return.

     In no event will any substitution of securities in the NACo Variable Account take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

PERFORMANCE ADVERTISING

     The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the NACo Variable Account. A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Accounts' units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may also advertise for the Sub-Account standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and non-standardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for rolling calendar quarters and will cover, at least the most recent one, five and ten year periods, or for a period from inception to date if the Underlying Mutual Fund held in the Sub-Account has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states. Non-standardized "total return" will be calculated in a similar manner as will average annual total return except total return will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown.

     The Company may also from time to time advertise the performance of the Sub-Accounts of the NACo Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.

     The Sub-Accounts of the NACo Variable Account may also be compared to certain market indexes which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; and Dow Jones Industrial Average.


     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Underlying Mutual Funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

                                    29 of 101

     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the NACo Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. THE OWNER'S OR PARTICIPANT'S ACCOUNT VALUE AT REDEMPTION MAY BE MORE OR LESS THAT ORIGINAL COST.

     The Statement of Additional Information contains more detailed information about the performance calculations, including actual examples for each type of performance advertised.

CONTRACT OWNER INQUIRIES

     Owner and Participant inquiries may be directed to Nationwide Life Insurance Company by writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730, T.T.Y. 1-800-848-0833.

NET INVESTMENT FACTOR

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of

     (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

     (3) a per share charge or credit, if any, for any taxes reserved for which is determined by the Company to have resulted from the investment operations of the Sub-Account.

 (b) is the net of

     (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period, plus or minus

     (2) the per share charge or credit for any taxes reserved for in the immediately preceding Valuation Period.

(c) is a factor representing the daily Actuarial Risk Fee deducted from the NACo Variable Account. Such factor is equal to an annual rate of 0.95% of the daily net asset value of the NACo Variable Account.

     For Underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once each month or quarter (such as money market funds and certain bond funds), the Net Investment Factor allows for the monthly or quarterly reinvestment of these daily dividends.

     The Net Investment Factor may be greater or less than one, therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for the Actuarial Risk Fee and the effect of the various purchase and sale transactions on any particular day.

VALUATION OF ASSETS

     Underlying Mutual Fund shares in the NACo Variable Account will be purchased and valued at their net asset value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's net asset value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.

                                    30 of 101

FEDERAL TAX STATUS

     The following description of the federal tax status of these Contracts is not exhaustive, and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax advisor. The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.

     For federal income tax purposes, the operations of the NACo Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the NACo Variable Account to the extent it is credited to the Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L, of the Code.

     Income and capital gains of the NACo Variable Account would normally be taxable to Owners whether or not taken by the Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.

     The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, and therefore any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.

     It is the responsibility of each Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

     The following Contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the State of New York.

     Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.

     The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Contract Owner's termination of its contractual relationship with the Company. These accounts shall remain the exclusive property of the Contract Owner, subject to the claims of its general creditors.

     All references throughout the prospectus to Life Income Options B1 and B2 are deleted. All references to "Contingent Deferred Sales Charge" are deleted.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which Nationwide Life Insurance Company, or the NACo Variable Account, are parties or to which any of their property is the subject.

     The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
General Information and History............................................. 1
Services.................................................................... 1
Purchase of Securities Being Offered........................................ 1
Underwriters................................................................ 2
Calculation of Performance.................................................. 2
Annuity Payments............................................................ 4
Financial Statements........................................................ 5



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                                    APPENDIX
                      PARTICIPATING UNDERLYING MUTUAL FUNDS
              THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL
               FUNDS SELECTED BY OWNER, AND ALL UNDERLYING MUTUAL
                   FUNDS MAY NOT BE AVAILABLE UNDER YOUR PLAN.

A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OR FUNDS BEING CONSIDERED SHOULD ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY, P. O. BOX 16766, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216, 1-800-545-4730 (TDD 1-800-848-0833)

THE DREYFUS THIRD CENTURY FUND, INC.

     The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

         The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less.

FIDELITY CONTRAFUND

         The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary.

FIDELITY EQUITY-INCOME FUND

         The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation.

FIDELITY MAGELLAN(R) FUND

         The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments.

FIDELITY OTC PORTFOLIO

         The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security.

FIDELITY PURITAN FUND

         The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities.

MAS FUNDS FIXED INCOME PORTFOLIO

         The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U. S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk


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
bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

     The investment objective of the Fund is the long-term growth of capital and future income rather than current income.

MFS(R) HIGH INCOME FUND - CLASS A

         The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income.

NATIONWIDE(R) FUND

         The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments.

NATIONWIDE(R) MONEY MARKET FUND

         The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above.

NEUBERGER & BERMAN GUARDIAN FUND

         The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective.

PUTNAM INVESTORS FUND - CLASS A

         The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks.

PUTNAM VOYAGER FUND - CLASS A

         The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO

         The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

SELIGMAN GROWTH FUND, INC. - CLASS A

     The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.



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
SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

     The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies.

TEMPLETON FOREIGN FUND - CLASS I

     The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

TWENTIETH CENTURY GROWTH INVESTORS

     The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies.

TWENTIETH CENTURY ULTRA INVESTORS

     The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY, "FIDELITY HIGH INCOME FUND")

     The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

     Effective on and after July 1, 1991, the Company shall no longer permit Owners or Participants to make additional Purchase Payments or to exchange Contract values into the Fidelity Capital & Income Fund Sub-Account. However, Contract values held in the Fidelity Capital & Income Fund Sub-Account as of July 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Owner or Participant directs the Company to invest in the Fidelity Capital & Income Fund Sub-Account on and after July 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.

     The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the NACo Variable Account.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

THE EVERGREEN TOTAL RETURN FUND - CLASS V

     The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")

         The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as

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                                   34 of 101
types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets.

NATIONWIDE(R) GROWTH FUND

         The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

         The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

THE INVESTMENT COMPANY OF AMERICA(R), INC.

     The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks.



                                       33


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
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 2, 1996

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                         BY THE NACo VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth the prospectus and should be read in conjunction with the prospectus dated November 2, 1996. The prospectus may be obtained from Nationwide Life Insurance Company,
P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730, (T.T.Y. 1-800-848-0833).

                                TABLE OF CONTENTS

                                                                           Page
General Information and History............................................ 1
Services................................................................... 1
Purchase of Securities Being Offered ...................................... 1
Underwriters .............................................................. 2
Calculation of Performance ................................................ 2
Annuity Payments........................................................... 4
Financial Statements....................................................... 5

GENERAL INFORMATION AND HISTORY

         The NACo Variable Account is a separate investment account of Nationwide Life Insurance Company (the "Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

SERVICES

         The Company has responsibility for administration of the Contracts and the NACo Variable Account, maintaining records, including name, address, taxpayer identification number, and other pertinent information for each Owner and the number and type of Contracts issued to each such Owner and the Contract Value of each Contract.

         All assets of the NACo Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Accounts and from assets of any other firm, person, or corporation. The Company will maintain a record of all and redemption for shares of the Underlying Mutual Fund held in each Sub-Account.

         The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

         The financial statements and schedules herein have been included in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                    36 of 101

PURCHASE OF SECURITIES BEING OFFERED

     The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

     For those Plans which provide this Contract and Nationwide's Group Fixed Fund Retirement Contracts, the Owner or the Participant, if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the NACo Variable Account and the deposit and of the Group Fixed Fund Retirement Contract Exchanges from the deposit fund to any Sub-Account of the NACo Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract Exchanges will be effected when received in good order by the Company at its Home Office.

UNDERWRITERS


     The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, wholly owned subsidiary of the Company. No underwriting commissions are paid by Nationwide Life to NAS.


CALCULATION OF PERFORMANCE

     Any current yield quotations of the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive capital changes in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1995, the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts seven-day current yield were 4.23% and 4.68% respectively. The Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts' effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Sub-Accounts, and for the period ending December 31, 1995 were 4.32% and 4.79%, respectively.

     The yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Sub-Accounts' portfolio, portfolio quality and average maturity, changes in interest rates, and the Sub-Accounts' expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in Nationwide Money Market Fund and the Short Term Investment Trust Treasury Portfolio Sub-Account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

     All performance advertising shall include quotations of average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with total return quoted by other variable annuity separate accounts. Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Average annual total return reflects the deduction of a 0.95% Actuarial Risk Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus.) No deduction is made for premium taxes which may be assessed by certain states. Non-standardized total return is calculated in a manner similar to average annual total return except the total return does not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of the performance advertised.

                                   37 of 101

         The average annual total return and total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return figures will be based on rolling calendar quarters and will cover, at least, periods of one, five, and ten years, or a period covering the time a Underlying Mutual Fund held in the Sub-Account has been in existence, if the Underlying Mutual Fund has not been in existence for one of the prescribed periods. The non-standardized total return will cover the cumulative current calendar year and the most recently completed calendar year, and periods of three, five and ten years on a rolling calendar quarter basis. For those Underlying Mutual Funds which have not been held as Sub-Accounts within the NACo Variable Account for one of the quoted periods, the standardized average annual total return and non standardized total return quotations will show the investment performance such Underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the NACo Variable Account for the period quoted.

         Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Accounts' performance include general market conditions, operating expenses and investment management. A Contract Owner's and Participant's account when redeemed may be more or less than original cost

         Below are quotations of average annual total return and total return, calculated as described above, for each of the non-money market Sub-Accounts available within the NACo Variable Account.

            SUB-ACCOUNT PERFORMANCE SUMMARY -- NACo VARIABLE ACCOUNT
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Sub-Account Options                                          1 Year To           5 Years To         10 Years To
                                                             12/31/95             12/31/95            12/31/95

The Bond Fund of America(SM), Inc.                            13.13%               9.96%                8.60%
The Dreyfus Third Century Fund, Inc.                          30.53%               11.67%             10.35%
The Evergreen Total Return Fund - Class V                     18.70%               10.52%               8.15%
Federated U.S. Government Securities Fund: 2-5 years -         8.49%               5.97%                6.80%
Institutional Shares
Fidelity Capital & Income Fund                                11.63%               16.70%               9.99%
Fidelity ContraFund                                           31.00%               22.53%              18.18%
Fidelity Equity-Income Fund                                   26.57%               17.38%              11.88%
Fidelity Magellan(R)Fund                                      31.53%               18.84%              16.22%
Fidelity OTC Portfolio                                        32.92%               18.62%              14.56%
Fidelity Puritan Fund                                         16.32%               15.14%              11.84%
The Investment Company of America(R)                          25.40%               13.16%              12.98%
MAS Funds Fixed Income Portfolio                              13.91%                9.47%               8.97%
MFS(R)Growth Opportunities Fund-Class A                       29.22%               13.01%              10.04%
MFS(R)High Income Fund-Class A                                12.04%               17.33%               8.01%
Massachusetts Investors Growth Stock Fund-Class A             23.13%               15.04%              11.98%
Nationwide(R)Fund                                             24.76%               11.78%              12.19%
Nationwide(R)Growth Fund                                      23.49%               14.47%              11.57%
Nationwide(R)Money Market Fund                                 0.51%                2.42%               4.42%
Neuberger & Berman Guardian Fund                              26.87%               17.83%              13.64%
Putnam Investors Fund-Class A                                 32.25%               15.28%              12.67%
Putnam Voyager Fund-Class A                                   34.83%               20.89%              17.05%
SEI Index Funds - S & P 500 Index Portfolio                     N/A                 N/A                 N/A
Seligman Growth Fund, Inc.-Class A                            23.26%               13.67%              11.74%
Short-Term Investments Trust-Treasury Portfolio -              0.94%                2.95%               4.86%
Institutional Class
T. Rowe Price International Stock Fund(R)                      6.34%               10.03%              13.71%
Templeton Foreign Fund - Class I                               6.11%               10.32%              14.09%
Twentieth Century Growth Investors                            15.21%               13.19%              13.02%
Twentieth Century Ultra Investors                             32.38%               23.48%              18.55%


                                   38 of 101

            SUB-ACCOUNT PERFORMANCE SUMMARY -- NACo VARIABLE ACCOUNT
                          NON-STANDARDIZED TOTAL RETURN
            (The above return figures quoted below do not reflect the
         deduction of any applicable Contingent Deferred Sales Charges)


Sub-Account Options                                     Year Ended       3 Years To      5 Years To     10 Years To
                                                         12/31/95         12/31/95        12/31/95         12/31/95

The Bond Fund of America(SM), Inc.                        17.13%            7.60%           10.50%           8.79%
The Dreyfus Third Century(R)Fund, Inc.                    34.53%            8.74%           12.18%          10.52%
The Evergreen Total Return Fund- Class V                  22.70%            8.36%           11.06%           8.35%
Federated U.S. Government Securities Fund: 2-5 years -    12.49%            5.05%           6.60%            7.02%
Institutional Shares
Fidelity Capital & Income Fund                            15.63%           10.57%          17.13%           10.15%
Fidelity Contrafund                                       35.00%           16.73%          22.89%           18.27%
Fidelity Equity-Income Fund                               30.57%           15.93%          17.80%           12.03%
Fidelity Magellan(R)Fund                                  35.53%           17.63%          19.24%           16.32%
Fidelity OTC Portfolio                                    36.92%           12.38%          19.02%           14.68%
Fidelity Puritan Fund                                     20.32%           13.47%          15.59%           11.99%
The Investment Company of America(R)                      29.40%           12.38%          13.65%           13.11%
MAS Funds Fixed Income Portfolio                          17.91%            7.63%           10.02%           9.15%
MFS(R)Growth Opportunities Fund-Class A                   33.22%           13.33%          13.49%           10.21%
MFS(R)High Income Fund-Class A                            16.04%            9.80%           17.75%           8.21%
Massachusetts Investors Growth Stock Fund-Class A         27.13%           10.02%          15.49%           12.12%
Nationwide(R)Fund                                         28.76%           10.71%          12.28%           12.33%
Nationwide(R)Growth Fund                                  27.49%           12.22%          14.93%           11.71%
Nationwide(R)Money Market Fund                             4.51%            2.95%           3.14%            4.69%
Neuberger & Berman Guardian Fund                          30.87%           13.91%          18.25%           13.77%
Putnam Investors Fund-Class A                             36.25%           15.12%          15.73%           12.80%
Putnam Voyager Fund-Class A                               38.83%           17.45%          21.26%           17.15%
SEI Index Funds - S & P 500 Index Portfolio                N/A              N/A             N/A              N/A
Seligman Growth Fund, Inc.-Class A                        27.26%           8.53%           14.14%           11.89%
Short-Term Investments Trust-Treasury Portfolio -          4.94%           3.42%           3.65%             5.12%
Institutional Class
T. Rowe Price International Stock Fund(R)                 10.34%           14.62%          10.57%           13.83%
Templeton Foreign Fund - Class I                          10.11%           14.06%          10.86%           14.22%
Twentieth Century Growth Investors                        19.21%           6.14%           13.67%           13.15%
Twentieth Century Ultra Investors                         36.38%           16.25%          23.82%           18.63%


ANNUITY PAYMENTS

     See "Distribution of Participant Accounts (Retirement Period)" located in the prospectus.

                                    39 of 101

                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  NACo Variable Account
  Nationwide Life Insurance Company:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996

                             NACo VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995

ASSETS:
Investments at market value:
The Bond Fund of America(SM), Inc. (BdFdAm)
  966,726 shares (cost $13,210,009) .........................................................   $ 13,418,163
The Dreyfus Third Century Fund, Inc. (Dry3dCen)
  2,554,050 shares (cost $20,068,031) .......................................................     21,045,369
The Evergreen Total Return Fund - Class Y (EvTotRet)
  230,460 shares (cost $4,576,110) ..........................................................      4,590,762
Federated U.S. Government Securities Fund: 2-5 Years -Institutional Shares (FedUSGvt)
  262,206 shares (cost $2,729,803) ..........................................................      2,802,984
Fidelity Capital & Income Fund (FidCapIn)
  331,847 shares (cost $2,576,964) ..........................................................      3,039,718
Fidelity Contrafund (FidContr)
  2,992,441 shares (cost $99,264,483) .......................................................    113,772,601
Fidelity Equity-Income Fund (FidEqInc)
  4,843,463 shares (cost $142,151,275) ......................................................    183,712,549
Fidelity Magellan(R) Fund (FidMgln)
  964,729 shares (cost $72,728,212)..........................................................     82,947,379
Fidelity OTC Portfolio (FidOTC)
  163,266 shares (cost $5,074,525) ..........................................................      4,951,862
Fidelity Puritan Fund (FidPurtn)
  772,356 shares (cost $12,178,275) .........................................................     13,137,773
The Investment Company of America(R) (InvCoAm)
  1,468,962 shares (cost $28,004,047) .......................................................     31,744,268
MAS Funds - Fixed Income Portfolio (MASFIP)
  45,283 shares (cost $534,869) .............................................................        533,884
MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
  987,782 shares (cost $10,841,194) .........................................................     11,794,119
MFS(R) High Income Fund - Class A (MFSHiInc)
  1,814,362 shares (cost $9,333,551) ........................................................      9,398,396
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
  737,796 shares (cost $8,261,283) ..........................................................      7,842,774
Nationwide(R) Fund (NWFund)
  1,907,625 shares (cost $30,186,873) .......................................................     33,593,274
Nationwide(R) Growth Fund (NWGroFd)
  521,177 shares (cost $5,600,082) ..........................................................      6,426,114
Nationwide(R) Money Market Fund (NWMyMkt)
  43,083,744 shares (cost $43,083,744) ......................................................     43,083,744
Neuberger & Berman Guardian Fund (NBGuard)
  431,214 shares (cost $9,920,957) ..........................................................      9,930,869
Putnam Investors Fund - Class A (PutInvFd)
  2,968,148 shares (cost $24,804,430) .......................................................     25,555,752

Putnam Voyager Fund - Class A (PutVoyFd)
  4,909,187 shares (cost $58,941,231) .............................................     74,865,100
Seligman Growth Fund, Inc. - Class A (SelGroFd)
  1,055,610 shares (cost $5,643,080) ..............................................      5,510,283
Short-Term Investments Trust -Treasury Portfolio - Institutional Class (AIMTreas)
  1,707,142 shares (cost $1,707,142) ..............................................      1,707,142
T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
  873,375 shares (cost $10,159,948) ...............................................     10,681,375
Templeton Foreign Fund - Class I (TemForFd)
  1,848,460 shares (cost $17,201,870) .............................................     16,968,860
Twentieth Century Investors, Inc. - Growth Investors (TCGroInv)
  7,717,862 shares (cost $164,229,994) ............................................    149,649,339
Twentieth Century Investors, Inc. - Ultra Investors (TCUltra)
  3,842,555 shares (cost $86,573,461) .............................................    100,329,109
                                                                                      ------------
     Total investments ............................................................    983,033,562
Accounts receivable ...............................................................      1,759,794
                                                                                      ------------
     Total assets .................................................................    984,793,356
Accounts payable ..................................................................        201,236
                                                                                      ------------
Contract owners' equity ...........................................................   $984,592,120
                                                                                      ============

                                                             Units      Unit Value
                                                           ----------    --------
Contract owners' equity represented by:
The Bond Fund of America(SM), Inc......................     6,578,720   $2.039710    $13,418,681
The Dreyfus Third Century Fund, Inc....................     9,402,637    2.238323     21,046,139
The Evergreen Total Return Fund - Class Y..............     2,635,928    1.741651      4,590,867
Federated U.S. Government Securities Fund: 2-5 Years-
  Institutional Shares.................................     2,344,091    1.195751      2,802,949
Fidelity Capital & Income Fund.........................       818,785    3.712491      3,039,732
Fidelity Contrafund....................................    86,483,728    1.315600    113,777,993
Fidelity Equity-Income Fund............................    41,090,717    4.471070    183,719,472
Fidelity Magellan(R) Fund..............................    63,751,788    1.301185     82,952,870
Fidelity OTC Portfolio.................................     3,611,136    1.371346      4,952,117
Fidelity Puritan Fund..................................    11,375,851    1.154955     13,138,596
The Investment Company of America(R)...................    21,189,283    1.498194     31,745,657
MAS Funds - Fixed Income Portfolio.....................       461,663    1.156444        533,887
MFS(R) Growth Opportunities Fund - Class A.............     2,209,754    6.114190     13,510,856
MFS(R) High Income Fund - Class A......................     1,898,625    4.949752      9,397,723
Massachusetts Investors Growth Stock Fund - Class A....       877,034    8.942612      7,842,975
Nationwide(R) Fund.....................................     2,755,666   12.191058     33,594,484
Nationwide(R) Growth Fund..............................     2,409,384    2.667201      6,426,311
Nationwide(R) Money Market Fund........................    15,458,252    2.774433     42,887,884
Neuberger & Berman Guardian Fund.......................     7,940,457    1.250781      9,931,773
Putnam Investors Fund - Class A........................     2,260,621   11.305164     25,556,691
Putnam Voyager Fund - Class A..........................    27,203,903    2.752130     74,868,678
Seligman Growth Fund, Inc. - Class A...................       616,776    8.934609      5,510,652
Short-Term Investments Trust -Treasury Portfolio -
  Institutional Class..................................     1,524,715    1.119630      1,707,117
T. Rowe Price International Funds, Inc. -
  International Stock Fund(R)..........................    10,412,582    1.025854     10,681,789
Templeton Foreign Fund - Class I.......................    16,316,118    1.040054     16,969,644
Twentieth Century Investors, Inc. - Growth Investors...    37,362,979    4.005400    149,653,676
Twentieth Century Investors, Inc. - Ultra Investors....    79,405,506    1.263551    100,332,907
                                                           ==========    ========   ============
                                                                                    $984,592,120
                                                                                    ============

See accompanying notes to financial statements.

                               NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                 1995            1994             1993
                                                            -------------    ------------     -----------
Investment activity:
  Reinvested capital gains and dividends ................   $  73,174,649      49,662,440      38,723,891
                                                            -------------    ------------     -----------

  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares .....      94,814,984     109,813,731      74,574,481
    Cost of mutual fund shares sold .....................     (90,332,356)   (103,752,916)    (65,493,558)
                                                            -------------    ------------     -----------
    Realized gain (loss) on investments .................       4,482,628       6,060,815       9,080,923
    Change in unrealized gain (loss) on investments .....     121,289,385     (63,425,619)     (2,630,142)
                                                            -------------    ------------     -----------
      Net gain (loss) on investments ....................     125,772,013     (57,364,804)      6,450,781
                                                            -------------    ------------     -----------
         Net investment activity ........................     198,946,662      (7,702,364)     45,174,672
                                                            -------------    ------------     -----------
Equity transactions:
  Purchase payments received from contract owners .......     211,743,850     172,770,344     125,959,842
  Redemptions ...........................................     (59,225,086)    (50,702,236)    (36,871,944)
  Adjustments to maintain reserves ......................         130,249          (9,107)         39,775
                                                            -------------    ------------     -----------
        Net equity transactions .........................     152,649,013     122,059,001      89,127,673
                                                            -------------    ------------     -----------
Expenses: Contract charges (note 2)......................      (7,716,253)     (5,555,163)     (4,339,264)
                                                            -------------    ------------     -----------
Net change in contract owners' equity ...................     343,879,422     108,801,474     129,963,081
Contract owners' equity beginning of period .............     640,712,698     531,911,224     401,948,143
                                                            -------------    ------------     -----------
Contract owners' equity end of period ...................   $ 984,592,120     640,712,698     531,911,224
                                                            =============    ============     ===========

See accompanying notes to financial statements.

                             NACo VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                        December 31, 1995, 1994 and 1993

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

    The NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties (NACo) Program.

    The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization.

    (b) The Contracts

    The Group Flexible Retirement Contracts are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

      The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning July 1, 1994)

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)

      The Evergreen Total Return Fund - Class Y (EvTotRet) (not available for contracts issued on or after October 1, 1993)

      Federated U.S. Government Securities Fund: 2-5 Years - Institutional
        Shares (FedUSGvt) (formerly Federated Intermediate Government Trust)

      Fidelity Capital & Income Fund (FidCapIn) (not available for contracts issued on or after January 1, 1987)

      Fidelity Contrafund (FidContr)

      Fidelity Equity-Income Fund (FidEqInc)

      Fidelity Magellan(R) Fund (FidMgln)

      Fidelity OTC Portfolio (FidOTC)

      Fidelity Puritan Fund (FidPurtn)

      The Investment Company of America(R) (InvCoAm) (only available for certain contracts issued beginning July 1, 1994)

      MAS Funds-Fixed Income Portfolio (MASFIP)

      MFS(R) Growth Opportunities Fund -- Class A (MFSGrOpp) (not available for contracts issued on or after October 1, 1993)

      MFS(R) High Income Fund -- Class A (MFSHiInc)

      Massachusetts Investors Growth Stock Fund -- Class A (MFSGrStk)

      Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

      Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)

      Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

      Neuberger & Berman Guardian Fund (NBGuard)

      Putnam Investors Fund - Class A (PutInvFd)

      Putnam Voyager Fund - Class A (PutVoyFd)

      Seligman Growth Fund, Inc. -- Class A (SelGroFd)

      Short-Term Investments Trust - Treasury Portfolio - Institutional Class
        (AIMTreas)

      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)

      Templeton Foreign Fund - Class I (TemForFd)

      Twentieth Century Investors, Inc. - Growth Investors (TCGroInv)

      Twentieth Century Investors, Inc. - Ultra Investors (TCUltra)

     All of the above funds were being utilized as of December 31, 1995.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the NACoVA form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participants account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following administrative charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.10%, 0.40% and 0.45%, respectively.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

        - Beginning unit value - Jan. 1

        - Reinvested capital gains and dividends
          (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

        - Unrealized gain (loss)
          (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

        - Contract charges
          (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

        - Ending unit value - Dec. 31

        - Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I

                             NACo VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                    BdFdAm    Dry3dCen   EvTotRet   FedUSGvt   FidCapIn   FidContr   FidEqInc    FidMgln    FidOTC
                                  ---------   --------   --------   --------   --------   --------   --------    -------   --------
1995
  Beginning unit value - Jan. 1   $1.741422   1.663803   1.419467   1.062969   3.210584    .974545   3.424310    .960039   1.001544
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .148075    .156545    .092352    .070177    .338236    .102679    .262606    .075533    .078671
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .168396    .436477    .244789    .073378    .197671    .249364    .821416    .276728    .302706
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                 (.018183)  (.018502)  (.014957)  (.010773)  (.034000)  (.010988)  (.037262)  (.011115)  (.011575)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $2.039710   2.238323   1.741651   1.195751   3.712491   1.315600   4.471070   1.301185   1.371346
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                17%         35%       23%        12%        16%        35%        31%        36%        37%
===================================================================================================================================

1994
  Beginning unit value - Jan. 1   $1.850918   1.814915   1.531292   1.094086   3.397953    .994981   3.448520    .987051   1.000000
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .138760    .233019    .106153    .053776    .285090    .007092    .333965    .038465    .008959
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (.231366)  (.367765)  (.204194)  (.074693)  (.440620)  (.018188)  (.325363)  (.056248)  (.004289)
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                 (.016890)  (.016366)  (.013784)  (.010200)  (.031839)  (.009340)  (.032812)  (.009229)  (.003126)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.741422   1.663803   1.419467   1.062969   3.210584    .974545   3.424310    .960039   1.001544
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                (6)%        (8)%       (7)%        (3)%       (6)%       (2)%       (1)%      (3)%       0%(b)
===================================================================================================================================

1993
  Beginning unit value - Jan. 1   $1.637181   1.740666   1.368966   1.031362   2.746533   1.000000   2.869860   1.000000      **
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .178726    .132238    .165734    .047079    .275431    .064787    .126727    .056812
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .052059   (.041442)   .010622    .025861    .406133   (.067472)   .482324   (.067438)
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                 (.017048)  (.016547)  (.014030)  (.010216)  (.030144)  (.002334)  (.030391)  (.002323)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.850918   1.814915   1.531292   1.094086   3.397953    .994981   3.448520    .987051
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                13%         4%         12%        6%         24%     (1)%(b)      20%       (1)%(b)
===================================================================================================================================

 *  An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated. ** This investment option was not available.

                             NACo VARIABLE ACCOUNT

                       SCHEDULES OF CHANGES IN UNIT VALUE

                         YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                   FidPurtn    InvCoAm     MASFIP    MFSGrOpp   MFSHiInc    MFSGrStk
                                  ---------    --------   --------   --------   --------   ---------
1995
  Beginning unit value - Jan. 1   $ .959935    1.157835    .980782   4.589533   4.265493    7.034148
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .060993     .093079    .073523    .768242    .403605    1.177905
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .144010     .259870    .112302    .807886    .325361     .807395
----------------------------------------------------------------------------------------------------
  Contract charges                 (.009983)   (.012590)  (.010163)  (.051471)  (.044707)   (.076836)
----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.154955    1.498194   1.156444   6.114190   4.949752    8.942612
----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                20%         29%        18%        33%        16%         27%
====================================================================================================

1994
  Beginning unit value - Jan. 1   $1.000000    1.167040   1.000000   4.834037   4.422523    7.613442
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .059967     .067770    .029902    .376509    .374437     .717173
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (.096987)   (.065957)  (.046046)  (.576664)  (.490350)  (1.229319)
----------------------------------------------------------------------------------------------------
  Contract charges                 (.003045)   (.011018)  (.003074)  (.044349)  (.041117)   (.067148)
----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $ .959935    1.157835    .980782   4.589533   4.265493    7.034148
----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)              (4)%(b)       (1)%     (2)%(b)     (5)%       (4)%        (8)%
====================================================================================================

1993
  Beginning unit value - Jan. 1       * *     $1.055548      * *     4.200054   3.739642    6.714892
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends                         .072592               .528137    .354624    1.133243
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        .049402               .148725    .367761    (.168690)
----------------------------------------------------------------------------------------------------
  Contract charges                             (.010502)             (.042879)  (.039504)   (.066003)
----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $1.167040              4.834037   4.422523    7.613442
----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                            11%                   15%        18%         13%
====================================================================================================

                                      NWFund     NWGroFd    NWMyMkt
                                    ---------   --------   --------
1995
  Beginning unit value - Jan. 1      9.468045   2.092009   2.654661
-------------------------------------------------------------------
  Reinvested capital
    gains and dividends               .820350    .282003    .145674
-------------------------------------------------------------------
  Unrealized gain (loss)             2.003431    .316217    .000000
-------------------------------------------------------------------
  Contract charges                   (.100768)  (.023028)  (.025902)
-------------------------------------------------------------------
  Ending unit value - Dec. 31       12.191058   2.667201   2.774433
-------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                  29%        27%        5%
===================================================================

1994
  Beginning unit value - Jan. 1      9.502760   2.081399   2.583387
-------------------------------------------------------------------
  Reinvested capital
    gains and dividends               .927943    .079372    .096188
-------------------------------------------------------------------
  Unrealized gain (loss)             (.873192)  (.049054)   .000000
-------------------------------------------------------------------
  Contract charges                   (.089466)  (.019708)  (.024914)
-------------------------------------------------------------------
  Ending unit value - Dec. 31        9.468045   2.092009   2.654661
-------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                   0%         1%         3%
===================================================================

1993
  Beginning unit value - Jan. 1      8.985447   1.887524   2.542721
-------------------------------------------------------------------
  Reinvested capital
    gains and dividends               .679906    .073989    .065160
-------------------------------------------------------------------
  Unrealized gain (loss)             (.077647)   .138601    .000000
-------------------------------------------------------------------
  Contract charges                   (.084946)  (.018715)  (.024494)
-------------------------------------------------------------------
  Ending unit value - Dec. 31        9.502760   2.081399   2.583387
-------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                   6%         10%        2%
===================================================================

 *  An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated. ** This investment option was not available.

                             NACo VARIABLE ACCOUNT

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                         NBGuard       PutInvFd      PutVoyFd      SelGroFd      AIMTreas      TRIntStk
                                      ----------       --------      --------      --------      --------      --------
1995
     Beginning unit value - Jan. 1     $ .955773       8.297318      1.982311      7.020585      1.066889       .929695
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .054385       1.391197       .146629       .931537       .063099       .030917
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)              .251433       1.710170       .645332       1.057625      .000000       .074337
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                   (.010810)      (.093521)     (.022142)     (.075138)     (.010358)     (.009095)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31       $1.250781      11.305164      2.752130      8.934609      1.119630      1.025854
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit
       value* (a)                             31%            36%           39%           27%            5%           10%
=======================================================================================================================

1994
     Beginning unit value - Jan. 1     $1.000000       8.652501      1.992379      7.370495      1.034183      1.000000
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .019568        .771381       .083642       .708203       .042627       .057013
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)             (.060786)     (1.046752)     (.075428)     (.990524)      .000000      (.124310)
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                   (.003009)      (.079812)     (.018282)     (.067589)     (.009921)     (.003008)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31       $ .955773       8.297318      1.982311      7.020585      1.066889       .929695
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                (4)%(b)            (4)%          (1)%          (5)%           3%           (7)%(b)
=======================================================================================================================

1993
     Beginning unit value - Jan. 1          * *       $7.410567      1.698751      6.989639      1.012172           * *
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital
        gains and dividends                            1.260334       .072965      1.309602      .031750
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                             .057997       .237532      (.863222)     .000000
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                                  (.076397)     (.016869)     (.065524)     (.009739)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                      $8.652501      1.992379      7.370495      1.034183
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                                   17%           17%           5%             2%
=======================================================================================================================
                                        TemForFd    TCGroInv    TCUltra
                                        --------    --------    -------
1995
     Beginning unit value - Jan. 1       .944596    3.359891    .926489
-----------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .065652     .555289    .059786
-----------------------------------------------------------------------
     Unrealized gain (loss)              .039222     .127077    .287821
-----------------------------------------------------------------------
     Contract charges                   (.009416)   (.036857)  (.010545)
-----------------------------------------------------------------------
     Ending unit value - Dec. 31        1.040054    4.005400   1.263551
-----------------------------------------------------------------------
     Percentage increase (decrease) in unit
        value* (a)                            10%         19%        36%
=======================================================================

1994
     Beginning unit value - Jan. 1      1.000000    3.443124    .970411
-----------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .067522     .498592    .029006
-----------------------------------------------------------------------
     Unrealized gain (loss)             (.119861)   (.549338)  (.064074)
-----------------------------------------------------------------------
     Contract charges                   (.003065)   (.032487)  (.008854)
-----------------------------------------------------------------------
     Ending unit value - Dec. 31         .944596    3.359891    .926489
-----------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                 (6)%(b)        (2)%       (5)%
=======================================================================

1993
     Beginning unit value - Jan. 1           * *    3.350122   1.000000
-----------------------------------------------------------------------
     Reinvested capital
        gains and dividends                          .384659    .000000
-----------------------------------------------------------------------
     Unrealized gain (loss)                         (.260224)  (.027302)
-----------------------------------------------------------------------
     Contract charges                               (.031433)  (.002287)
-----------------------------------------------------------------------
     Ending unit value - Dec. 31                    3.443124    .970411
-----------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                                 3%        (3)%(b)
=======================================================================

*    An annualized rate of return cannot be determined as:

     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

     (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available.

See note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.


Part C. OTHER INFORMATION
Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

           (a)     Financial Statements:                                                       Page

               (1) Financial statements and schedule included in
                   Prospectus (Part A):

                   Condensed Financial Information                                               16
                                                                                                 --

               (2) Financial statements and schedule included in Part B:                         39
                                                                                                 --

                   Those financial statements and schedule required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           Nationwide NACo Variable Account:

                   Independent Auditors' Report.                                                 39
                                                                                                 --

                   Statement of Assets, Liabilities and Contract Owners'
                   Equity as of December 31, 1995.                                               40
                                                                                                 --

                   Statements of Operations and Changes in Contract
                   Owners' Equity for the years ended December 31, 1995,
                   1994 and 1993.                                                                43
                                                                                                 --

                   Notes to Financial Statements.                                                44
                                                                                                 --

                   Schedules of Changes in Unit Value.                                           47
                                                                                                 --

           Nationwide Life Insurance Company:

                   Independent Auditors' Report.                                                 50
                                                                                                 --

                   Consolidated Balance Sheets as of December 31, 1995
                   and 1994.                                                                     51
                                                                                                 --

                   Consolidated Statements of Income for the years ended
                   December 31, 1995, 1994 and 1993.                                             52
                                                                                                 --

                   Consolidated Statements of Shareholder's Equity for the
                   years ended December 31, 1995, 1994 and 1993.                                 53
                                                                                                 --

                   Consolidated Statements of Cash Flows for the years
                   ended December 31, 1995, 1994 and 1993.                                       54
                                                                                                 --

                   Notes to Consolidated Financial Statements                                    55
                                                                                                 --

                   Schedule I - Summary of Investments - Other
                   Than Investments in Related Parties.                                          75
                                                                                                 --

                   Schedule III - Supplementary Insurance Information.                           76
                                                                                                 --

                   Schedule IV - Reinsurance.                                                    77
                                                                                                 --

                   Schedule V - Valuation and Qualifying Accounts.                               78
                                                                                                 --



                                   80 of 101

Item 24.  (b) Exhibits

     (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted September 7, 1988. --Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.

     (2)  Not Applicable

     (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter. -- Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.

     (4) The form of the variable annuity contract. --Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.

     (5) Variable Annuity Application. --Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.

     (6) Articles of Incorporation of Depositor. --Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.

     (7)  Not Applicable

     (8)  Not Applicable

     (9) Opinion of Counsel. --Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.

     (10) Not Applicable

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Advertising Calculation Schedule. --Filed previously with pre-effective Amendment No. 1 to the registration statement, and hereby incorporated by reference.




                                    81 of 101

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR

                 Lewis J. Alphin                                        Director
                 519 Bethel Church Road
                 Mount Olives, NC  28365

                 Keith W. Eckel                                         Director
                 1647 Falls Road
                 Clarks Summit, PA 18411

                 Willard J. Engel                                       Director
                 1100 East Main Street
                 Marshall, MN 56258

                 Fred C. Finney                                         Director
                 1558 West Moreland Road
                 Wooster, OH 44691

                 Charles L. Fuellgraf, Jr.                              Director
                 600 South Washington Street
                 Butler, PA  16001

                 Joseph J. Gasper                         President and Chief Operating Officer
                 One Nationwide Plaza                                 and Director
                 Columbus, OH  43215

                 Henry S. Holloway                                   Chairman of the
                 1247 Stafford Road                                       Board
                 Darlington, MD  21034

                 D. Richard McFerson                         Chairman and Chief Executive Officer-
                 One Nationwide Plaza                    Nationwide Insurance Enterprise and Director
                 Columbus, OH  43215

                 David O. Miller                                        Director
                 115 Sprague Drive
                 Hebron, Ohio  43025

                 C. Ray Noecker                                         Director
                 2770 State Route 674 South
                 Ashville, OH 43103

                 James F. Patterson                                     Director
                 8765 Mulberry Road
                 Chesterland, OH  44026




                                    82 of 101

               NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                BUSINESS ADDRESS                                 WITH DEPOSITOR

              Arden L. Shisler                                       Director
              1356 North Wenger Road
              Dalton, OH  44618

              Robert L. Stewart                                      Director
              88740 Fairview Road
              Jewett, OH  43986

              Nancy C. Thomas                                        Director
              10835 Georgetown Street NE
              Louisville, OH  44641

              Harold W. Weihl                                        Director
              14282 King Road
              Bowling Green, OH  43402

              Gordon E. McCutchan                            Executive Vice President,
              One Nationwide Plaza                          Law and Corporate Services
              Columbus, OH  43215                                  and Secretary

              Robert A. Oakley                               Executive Vice President-
              One Nationwide Plaza                            Chief Financial Officer
              Columbus, Ohio  43215

              James E. Brock                                  Senior Vice President -
              One Nationwide Plaza                            Life Company Operations
              Columbus, OH  43215

              W. Sidney Druen                            Senior Vice President and General
              One Nationwide Plaza                        Counsel and Assistant Secretary
              Columbus, OH  43215

              Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
              One Nationwide Plaza                          Life, Health and Annuities
              Columbus, OH  43215

              Richard A. Karas                            Senior Vice President - Sales -
              One Nationwide Plaza                              Financial Services
              Columbus, OH  43215

              Michael D. Bleiweiss                                Vice President-
              One Nationwide Plaza                             Deferred Compensation
              Columbus, OH  43215




                                    83 of 101

                NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                 BUSINESS ADDRESS                                 WITH DEPOSITOR

               Matthew S. Easley                                  Vice President -
               One Nationwide Plaza                  Life Marketing and Administrative Services
               Columbus, OH  43215

               Ronald L. Eppley                                    Vice President-
               One Nationwide Plaza                                   Pensions
               Columbus, OH  43215

               Timothy E. Murphy                                   Vice President-
               One Nationwide Plaza                              Strategic Marketing
               Columbus, Ohio  43215

               R. Dennis Noice                                     Vice President-
               One Nationwide Plaza                        Individual Investment Products
               Columbus, OH  43215

               Joseph P. Rath                                     Vice President -
               One Nationwide Plaza                           Associate General Counsel
               Columbus, OH  43215



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries




                                    84 of 101

                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE            (see Attached
                                                        OF              Chart) unless
                       COMPANY                     ORGANIZATION           otherwise                      PRINCIPAL BUSINESS
                                                                           indicated

       Affiliate Agency of Ohio, Inc.                  Ohio                               Life Insurance Agency
       Affiliate Agency, Inc.                        Delaware                             Life Insurance Agency
       Allnations, Inc.                                Ohio                               Promotes cooperative insurance
                                                                                          corporations worldwide
       American Marine Underwriters,                  Florida                             Underwriting Manager
       Inc.
       Auto Direkt Insurance Company                  Germany                             Insurance Company
       The Beak and Wire Corporation                   Ohio                               Radio Tower Joint Venture
       California Cash Management                   California                            Investment Securities Agent
       Company
       Colonial County Mutual Insurance                Texas                              Insurance Company
       Company
       Colonial Insurance Company of                California                            Insurance Company
       California
       Columbus Insurance Brokerage                   Germany                             Insurance Broker
       and Service GMBH
       Companies Agency Insurance                   California                            Insurance  Broker
       Services of California
       Companies Agency of Alabama,                   Alabama                             Insurance Broker
       Inc.
       Companies Agency of Idaho, Inc.                 Idaho                              Insurance Broker
       Companies Agency of Illinois, Inc.            Illinois                             Acts as Collection Agent for Policies
                                                                                          placed through Brokers
       Companies Agency of Kentucky,                 Kentucky                             Insurance Broker
       Inc.
       Companies Agency of                         Massachusetts                          Insurance Broker
       Massachusetts, Inc.
       Companies Agency of New York,                 New York                             Insurance Broker
       Inc.
       Companies Agency of                         Pennsylvania                           Insurance Broker
       Pennsylvania, Inc.
       Companies Agency of Phoenix,                   Arizona                             Insurance Broker
       Inc.
       Companies Agency of Texas, Inc.                 Texas                              Insurance Broker
       Companies Agency, Inc.                        Wisconsin                            Insurance Broker
       Companies Annuity Agency of                     Texas                              Insurance Broker
       Texas, Inc.
       Countrywide Services                          Delaware                             Products Liability, Investigative and
       Corporation                                                                        Claims Management Services
       Employers Insurance of Wausau                 Wisconsin                            Insurance Company
       A Mutual Company
 **    Employers Life Insurance                      Wisconsin                            Life Insurance Company
       Company of Wausau


                                   85 of 101


                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE            (see Attached
                                                        OF              Chart) unless
                       COMPANY                     ORGANIZATION           otherwise                      PRINCIPAL BUSINESS
                                                                           indicated

       F & B, Inc.                                     Iowa                               Insurance Agency
       Farmland Mutual Insurance                       Iowa                               Insurance Company
       Company
       Financial Horizons Distributors                Alabama                             Life Insurance Agency
       Agency of Alabama, Inc.
       Financial Horizons Distributors                 Ohio                               Insurance Agency
       Agency of Ohio
       Financial Horizons Distributors               Oklahoma                             Life Insurance Agency
       Agency of Oklahoma, Inc.
       Financial Horizons Distributors                 Texas                              Life Insurance Agency
       Agency of Texas, Inc.
  *    Financial Horizons Investment               Massachusetts                          Investment Company
       Trust
       Financial Horizons Securities                 Oklahoma                             Broker Dealer
       Corporation
       Gates, McDonald & Company                       Ohio                               Cost Control Business
       Gates, McDonald & Company of                   Nevada                              Self-Insurance Administration Claims
       Nevada                                                                             Examinations and Data Processing
                                                                                          Services
       Gates, McDonald & Company of                  New York                             Workers Compensation Claims
       New York, Inc.                                                                     Administration
       Greater La Crosse Health Plans,               Wisconsin                            Writes Commercial Health and Medicare
       Inc.                                                                               Supplement Insurance
       InHealth Agency, Inc.                           Ohio                               Insurance Agency
       InHealth Management Systems,                    Ohio                               Develops and operates Managed Care
       Inc.                                                                               Delivery System
       Insurance Intermediaries, Inc.                  Ohio                               Insurance Broker and Insurance Agency
       Key Health Plan, Inc.                        California                            Pre-paid health plans
       Landmark Financial Services of                New York                             Life Insurance Agency
       New York, Inc.
       Leben Direkt Insurance Company                 Germany                             Life Insurance Company
       Lone Star General Agency, Inc.                  Texas                              Insurance Agency
 **    MRM Investments, Inc.                           Ohio                               Owns and operates a Recreational Ski
                                                                                          Facility
 **    National Casualty Company                     Michigan                             Insurance Company
       National Casualty Company of                Great Britain                          Insurance Company
       America, Ltd.
 **    National Premium and Benefit                  Delaware                             Insurance Administrative Services
       Administration Company
       Nationwide Agribusiness                         Iowa                               Insurance Company
       Insurance Company
       Nationwide Cash Management                      Ohio                               Investment Securities Agent
       Company
       Nationwide Communications, Inc.                 Ohio                               Radio Broadcasting Business
       Nationwide Community Urban                      Ohio                               Redevelopment of blighted areas within
       Redevelopment Corporation                                                          the City of Columbus, Ohio

                                   85 of 101


                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE            (see Attached
                                                        OF              Chart) unless
                       COMPANY                     ORGANIZATION           otherwise                      PRINCIPAL BUSINESS
                                                                           indicated

       Nationwide Corporation                          Ohio                               Organized for the purpose of acquiring,
                                                                                          holding, encumbering, transferring, or
                                                                                          otherwise disposing of shares, bonds, and
                                                                                          other evidences of indebtedness,
                                                                                          securities, and contracts of other persons
                                                                                          associations, corporations, domestic or
                                                                                          foreign and to form or acquire the control
                                                                                          of other corporations
       Nationwide Development                          Ohio                               Owns, leases and manages commercial
       Company                                                                            real estate
       Nationwide Financial Institution              Delaware                             Insurance Agency
       Distributors Agency, Inc.
 **    Nationwide Advisory Services, Inc.              Ohio                               Registered Broker-Dealer, Investment
                                                                                          Manager and Administrator
       Nationwide General Insurance                    Ohio                               Insurance Company
       Company
       Nationwide HMO, Inc.                            Ohio                               Health Maintenance Organization
  *    Nationwide Indemnity Company                    Ohio                               Reinsurance Company
       Nationwide Insurance Enterprise                 Ohio                               Membership Non-Profit Corporation
       Foundation
       Nationwide Insurance Golf                       Ohio                               Membership Non-Profit Corporation
       Charities, Inc.
       Nationwide Investing Foundation               Michigan                             Investment Company
  *    Nationwide Investing                        Massachusetts                          Investment Company
       Foundation II
       Nationwide Investment Services                Oklahoma                             Registered Broker-Dealer in Deferred
       Corporation                                                                        Compensation Market
       Nationwide Investors Services,                  Ohio                               Stock Transfer Agent
       Inc.
 **    Nationwide Life and Annuity                     Ohio                               Life Insurance Company
       Insurance Company
 **    Nationwide Life Insurance                       Ohio                               Life Insurance Company
       Company
       Nationwide Lloyds                               Texas                              Texas Lloyds Company
       Nationwide Mutual Fire Insurance                Ohio                               Insurance Company
       Company
       Nationwide Mutual Insurance                     Ohio                               Insurance Company
       Company
       Nationwide Property and                         Ohio                               Insurance Company
       Casualty Insurance Company
 **    Nationwide Property                             Ohio                               Owns, leases, manages and deals in Real
       Management, Inc.                                                                   Property
  *    Nationwide Separate Account                 Massachusetts                          Investment Company
       Trust
       NEA Valuebuilder Investor                      Alabama                             Life Insurance Agency
       Services of Alabama, Inc.



                                   87 of 101


                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE            (see Attached
                                                        OF              Chart) unless
                       COMPANY                     ORGANIZATION           otherwise                      PRINCIPAL BUSINESS
                                                                           indicated

       NEA Valuebuilder Investor                      Arizona                             Life Insurance Agency
       Services of Arizona, Inc.
       NEA Valuebuilder Investor                   Massachusetts                          Life Insurance Agency
       Services of Massachusetts, Inc.
       NEA Valuebuilder Investor                      Montana                             Life Insurance Agency
       Services of Montana, Inc.
       NEA Valuebuilder Investor                      Nevada                              Life Insurance Agency
       Services of Nevada, Inc.
       NEA Valuebuilder Investor                       Ohio                               Life Insurance Agency
       Services of Ohio, Inc.
       NEA Valuebuilder Investor                     Oklahoma                             Life Insurance Agency
       Services of Oklahoma, Inc.
       NEA Valuebuilder Investor                       Texas                              Life Insurance Agency
       Services of Texas, Inc.
       NEA Valuebuilder Investor                      Wyoming                             Life Insurance Agency
       Services of Wyoming
       NEA Valuebuilder Investor                     Delaware                             Life Insurance Agency
       Services, Inc.
       NEA Valuebuilder Services                   Massachusetts                          Life Insurance Agency
       Insurance Agency, Inc.


       Neckura General Insurance                      Germany                             Insurance Company
       Company
       Neckura Holding Company                        Germany                             Administrative Service for Neckura
                                                                                          Insurance Group
       Neckura Insurance Company                      Germany                             Insurance Company
       Neckura Life Insurance Company                 Germany                             Life Insurance Company
       NWE, Inc.                                       Ohio                               Special Investments
       PEBSCO of Massachusetts                     Massachusetts                          Markets and Administers Deferred
       Insurance Agency, Inc.                                                             Compensation Plans for Public Employees
       PEBSCO of Texas, Inc.                           Texas                              Markets and Administers Deferred
                                                                                          Compensation Plans for Public Employees
       Pension Associates of Wausau,                 Wisconsin                            Pension plan administration, record
       Inc.                                                                               keeping and consulting and compensation
                                                                                          consulting
       Public Employees Benefit                      Delaware                             Marketing and Administration of Deferred
       Services corporation                                                               Employee Compensation Plans for Public
                                                                                          Employees
       Public Employees Benefit                       Alabama                             Markets and Administers Deferred
       Services Corporation of Alabama                                                    Compensation Plans for Public Employees
       Public Employees Benefit                      Arkansas                             Markets and Administers Deferred
       Services Corporation of Arkansas                                                   Compensation Plans for Public Employees
       Public Employees Benefit                       Montana                             Markets and Administers Deferred
       Services Corporation of Montana                                                    Compensation Plans for Public Employees

                                   88 of 101

                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE            (see Attached
                                                        OF              Chart) unless
                       COMPANY                     ORGANIZATION           otherwise                      PRINCIPAL BUSINESS
                                                                           indicated


       Public Employees Benefit                     New Mexico                            Markets and Administers Deferred
       Services Corporation of New                                                        Compensation Plans for Public Employees
       Mexico
       Scottsdale Indemnity Company                    Ohio                               Insurance Company
       Scottsdale Insurance Company                    Ohio                               Insurance Company
       SVM Sales GmbH, Neckura                        Germany                             Sales support for Neckura Insurance
       Insurance Group                                                                    Group
       Wausau Business Insurance                     Illinois                             Insurance Company
       Company
       Wausau General Insurance                      Illinois                             Insurance Company
       Company
       Wausau Insurance Company                   United Kingdom                          Insurance and Reinsurance Company
       (U.K.) Limited
       Wausau International                         California                            Special Risks, Excess and Surplus Lines
       Underwriters                                                                       Insurance Underwriting Manager
**     Wausau Preferred Health                       Wisconsin                            Insurance and Reinsurance Company
       Insurance Company
       Wausau Service Corporation                    Wisconsin                            Holding Company
       Wausau Underwriters Insurance                 Wisconsin                            Insurance Company
       Company
**     West Coast Life Insurance                    California                            Life Insurance Company
       Company






                                    89 of 101


                                                                          NO. VOTING
                                                                          SECURITIES
                                                       STATE            (see Attached
                                                        OF              Chart) unless
                       COMPANY                     ORGANIZATION           otherwise                      PRINCIPAL BUSINESS
                                                                           indicated

  *    MFS Variable Account                            Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    NACo Variable Account                           Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide DC Variable                          Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Multi-Flex Variable                  Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
       Account                                                        Account
  *    Nationwide VA Separate                          Ohio           Nationwide Life and               Issuer of Annuity Contracts
       Account-A                                                      Annuity Separate Account
  *    Nationwide VA Separate                          Ohio           Nationwide Life and               Issuer of Annuity Contracts
       Account-B                                                      Annuity Separate Account
       Nationwide VA Separate                          Ohio           Nationwide Life and               Issuer of Annuity Contracts
       Account-C                                                      Annuity Separate Account
  *    Nationwide VA Separate                          Ohio           Nationwide Life and               Issuer of Annuity Contracts
       Account-Q                                                      Annuity Separate Account
  *    Nationwide Variable Account                     Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Variable Account-II                  Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Variable Account-3                   Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Variable Account-4                   Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Variable Account-5                   Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Fidelity Advisor                     Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
       Variable Account                                               Account
  *    Nationwide Variable Account-6                   Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide Variable Account-8                   Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide VL Separate                          Ohio           Nationwide Life and               Issuer of Life Insurance
       Account-A                                                      Annuity Separate Account          Contracts
  *    Nationwide VL Separate Account-                 Ohio           Nationwide Life and               Issuer of Life Insurance
       B                                                              Annuity Separate Account          Contracts
  *    Nationwide VLI Separate Account                 Ohio           Nationwide Life Separate          Issuer of Life Insurance
                                                                      Account                           Contracts
  *    Nationwide VLI Separate                         Ohio           Nationwide Life Separate          Issuer of Life Insurance
       Account-2                                                      Account                           Contracts
  *    Nationwide VLI Separate                         Ohio           Nationwide Life Separate          Issuer of Life Insurance
       Account-3                                                      Account                           Contracts
  *    Separate Account No. 1                          Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account
  *    Nationwide DCVA-II                              Ohio           Nationwide Life Separate          Issuer of Annuity Contracts
                                                                      Account



                                   90 of 101

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                      (EMPLOYERS)                                               |_________________________________
|                         Contribution Note          Cost                                        |_________________________________
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________       _____________________       __________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |     |                     |     |                  |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |     |                     |     |                  |
   |                               |    |                                |     |  NATIONWIDE  LLOYDS |     |    COMPANIES     |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |     |                     |     |                  |
   |  -------------   Shares       |    |   -------------   Shares       |_____|                     |_____|    AGENCY OF     |
   |                               |    |                                |_____|                     |_____|                  |
   |                  Cost         |    |                   Cost         |     |                     |     |    TEXAS, INC.   |
   |                  ----         |    |                   ----         |     |    A TEXAS LLOYDS   |     |                  |
   |  Employers--                  |    |   Employers--                  |     |                     |     |                  |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |     |                     |     |                  |
   |_______________________________|    |________________________________|     |_____________________|     |__________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  10,900,000   |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $21,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $44,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF PHOENIX, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |       UNDERWRITERS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |                              |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           |                                 |
                                                                                           |       NATIONWIDE INSURANCE      |
                                                                                           |      ENTERPRISE FOUNDATION      |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|

    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
___|           NATIONWIDE MUTUAL             |_____________________________________________|     NATIONWIDE MUTUAL     |
___|           INSURANCE COMPANY             |_____________________________________________|  FIRE INSURANCE COMPANY   |
   |              (CASUALTY)                 |                                             |          (FIRE)           |
   |_________________________________________|                                             |___________________________|
                  |                 ||  |________________________________________________________________        |
                  |                 ||  |                                                                |       |
    ______________|_______________  ||  |    _____________________________                  _____________|_______|______________
   |                              | ||  |   |                             |                |                                    |
   |      ALLNATIONS, INC.        | ||  |   |      NATIONWIDE GENERAL     |                |            NATIONWIDE              |
   |                              | ||  |   |      INSURANCE COMPANY      |                |            CORPORATION             |
   | Common Stock:  2,936         | ||  |   |                             |                |                                    |
   | -------------  Shares        | ||  |   | Common Stock: 20,000 Shares |                | Common Stock:           Control    |
   |                   Cost       | ||  |___| -------------               |                | -------------           -------    |
   |                   ----       | ||  |   |                             |                | $13,642,432             100%       |
   | Casualty-26%     $88,320     | ||  |   |                Cost         |                |                                    |
   | Fire-26%         $88,463     | ||  |   |                ----         |                |          Shares      Cost          |
   | Preferred Stock: 1,466 Shares| ||  |   | Casualty-100%    $5,944,422 |                |          -----       ----          |
   | ----------------             | ||  |   |_____________________________|                |  Casualty  12,992,922 $751,352,485 |
   |                  Cost        | ||  |                                                  |  Fire         649,510   24,007,936 |
   |                  ----        | ||  |                                                  |                                    |
   | Casualty-6.8%    $100,000    | ||  |                                                  |           (See Page 2)             |
   | Fire-6.8%        $100,000    | ||  |                                                  |____________________________________|
   |______________________________| ||  |
                                    ||  |
    _________________________       ||  |    _____________________________
   |                         |      ||  |   |                             |
   |      FARMLAND MUTUAL    |      ||  |   |     NATIONWIDE PROPERTY     |
   |     INSURANCE COMPANY   |      ||  |   |        AND CASUALTY         |
   |                         |      ||  |   |      INSURANCE COMPANY      |
   | Guaranty Fund           |______||  |   |                             |
   | -------------           |_______|  |   | Common Stock: 60,000 Shares |
   | Certificate             |          |   | -------------               |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |                             |
                   |                    |   |      COLONIAL INSURANCE     |
    _______________|___________         |   |    COMPANY OF CALIFORNIA    |
   |          F & B, INC.      |        |   |         (COLONIAL)          |
   |                           |        |   |                             |
   | Common Stock:    1 Share  |        |___| Common Stock: 1,750 Shares  |
   | -------------             |        |   | -------------               |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |                             |      |                          |
       |                            |   |   |         SCOTTSDALE          |      |    NATIONAL PREMIUM &    |
       |   NATIONWIDE AGRIBUSINESS  |   |   |     INSURANCE COMPANY       |      |  BENEFIT ADMINISTRATION  |
       |     INSURANCE COMPANY      |   |   |                             |      |         COMPANY          |
       |                            |   |   | Common Stock: 30,136 Shares |      |                          |
       | Common Stock:  1,000,000   |___|___| -------------               |______| Common Stock: 10,000     |
       | -------------  Shares      |   |   |                             |      | ------------  Shares     |
       |                            |   |   |                Cost         |      |                          |
       |                            |   |   |                ----         |      |                   Cost   |
       |                            |   |   | Casualty-100%  $150,000,000 |      |                   ----   |
       | Casualty-99.9% $26,714,335 |   |   |_____________________________|      | Scottsdale-100%  $10,000 |
       |                            |   |                                        |__________________________|
       | Other Capital:             |   |
       | --------------             |   |
       | Casualty-Ptd.  $   713,567 |   |
       |____________________________|   |
                                        |




















                                        |
                                        |
                                        |
                                        |    _____________________________                       ______________________________
                                        |   |      NECKURA HOLDING        |                     |           NECKURA            |
                                        |   |     COMPANY (NECKURA)       |                     |      INSURANCE COMPANY       |
                                        |   |                             |                     |                              |
                                        |   | Common Stock: 10,000 Shares |                     | Common Stock: 6,000 Shares   |
                                        |___| -------------               |_____________________| -------------                |
                                        |   |                             |               |     |                              |
                                        |   |                 Cost        |               |     |               Cost           |
                                        |   |                 ---         |               |     |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |     | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |     |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |      INSURANCE COMPANY      |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS INSURANCE     |
                                        |                                                 |     |    BROKERAGE AND SERVICE    |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIREKT          |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |    DEVELOPMENT COMPANY      |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |


















                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |      INDEMNITY COMPANY      |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |     INDEMNITY COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |______| Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |      |                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty-100%  $5,000,000   |      | Colonial $500,000        |
                                        |   |_____________________________|      | Lone Star 150,000        |
                                        |                                        |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |        CORPORATION          |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |      NATIONWIDE CASH        |
                                        |   |    MANAGEMENT COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |       CALIFORNIA CASH       |
                                        |   |     MANAGEMENT COMPANY      |
                                        |   |                             |
                                        |   | Common Stock:  90 Shares    |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $9,000       |
                                        |   |_____________________________|
                                        |












                                        |
                                        |    _____________________________       __________________________
                                        |   |          NATIONWIDE         |     |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS, INC.    |     |     WIRE CORPORATION     |
                                        |   |                             |     |                          |
                                        |   | Common Stock: 14,750 Shares |     | Common Stock: 750 Shares |
                                        |___| -------------               |_____| -------------            |
                                            |                             |     |                          |
                                            |                Cost         |     |           Cost           |
                                            |                ----         |     |           ----           |
                                            | Casualty-100%  $11,510,000  |     | NW Comm-  $531,000       |
                                            |                             |     | 100%                     |
                                            | Other Capital:              |     |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Contractual Association  - Double Line

                                                                                                          December 31, 1995

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)
                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|_________________
                                                                                          |   NATIONWIDE LIFE INSURANCE  |
                                                                                          |      COMPANY (NW LIFE)       |
                                                                                          |Common Stock: 3,814,779 Shares|
                                                                                          | -------------                |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $950,226,915    |
                                                                                          |______________________________|
                     _________________________________________________________________________________|
        ____________|_____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE        |             |     NATIONAL CASUALTY     |      |       |      NATIONWIDE LIFE AND     |
       | FINANCIAL SERVICES, INC. |             |       COMPANY (NC)        |      |       |   ANNUITY INSURANCE COMPANY  |
       |     (NW FIN. SERV.)      |             | Common Stock: 100 Shares  |      |       |                              |
 ______|Common Stock: 7,676 Shares|             | -------------             |      |       | Common Stock: 66,000 Shares  |
 | ____|-------------             |             |                           |      |_______| -------------                |
 | |   |               Cost       |             |               Cost        |      |       | NW Life-       Cost          |
 | |   |               ----       |             |               ----        |      |       | 100%           ----          |
 | |   | NW Life-100% $5,996,261  |             | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
 | |   |__________________________|             |___________________________|      |       |______________________________|
 | |    __________________________               ___________|_______________       |        ________________________________
 | |   |         NATIONWIDE       |             |                           |      |       |        WEST COAST LIFE         |
 | |   |  INVESTOR SERVICES, INC. |             |                           |      |       |       INSURANCE COMPANY        |
 | |   |  Common Stock: 5 Shares  |             |   NCC OF AMERICA, INC.    |      |       | Common Stock:  1,000,000 Shares|
 | |___|  -------------           |             |         (INACTIVE)        |      |_______| -------------                  |
 | |   |  NW Fin. Serv.-100%      |             |                           |      |       |                                |
 | |   |                  Cost    |             |          NC-100%          |      |       |                     Cost       |
 | |   |                  ----    |             |                           |      |       |                     ----       |
 | |   |                  $5,000  |             |                           |      |       | NW Life-100%    $133,809,265   |
 | |   |__________________________|             |___________________________|      |       |________________________________|
 | |    __________________________               ______________________________    |        ____________________________
 | |   |        NATIONWIDE        |            | EMPLOYERS LIFE INSURANCE CO. |    |       |   NATIONWIDE PROPERTY     |
 | |   |        INVESTING         |            |     OF WAUSAU (ELIOW)        |    |       |    MANAGEMENT, INC.       |
 | |   |        FOUNDATION        |            |                              |    |       | Common Stock: 59 Shares   |
 | |___|                          |      ______| Common Stock: 250,000 Shares |____|_______| ------------              |
 |  ___|                          |      |     | -------------  Cost          |    |       |                 Cost      |
 | |   |                          |      |     |                ----          |    |       |                 ----      |
 | |   |                          |      |     | NW Life-100%   $155,000,000  |    |       |  NW Life-100%  $1,907,896 |
 | |   |   COMMON LAW TRUST       |      |     |______________________________|    |       |__________________________ |
 | |   |__________________________|      |                                         |                  |
 | |                                     |       _____________________________     |        __________|_______________
 | |    __________________________       |      |       WAUSAU PREFERRED      |    |       |   MRM INVESTMENTS, INC.   |
 | |   |        NATIONWIDE        |      |      |     HEALTH INSURANCE CO.    |    |       |                           |
 | |   |        INVESTING         |      |      |                             |    |       | Common Stock: 1 Share     |
 | |___|        FOUNDATION II     |      |______| Common Stock: 200 Shares    |    |       | ------------              |
 |  ___|                          |      |      | -------------               |    |       |                           |
 | |   |                          |      |      |                  Cost       |    |       |                 Cost      |
 | |   |                          |      |      |                  ----       |    |       |  Nat. Prop.     ----      |
 | |   |    COMMON LAW TRUST      |      |      |  ELIOW -- 100%  $57,413,193 |    |       |  Mgmt.-100%    $550,000   |
 | |   |__________________________|      |      |_____________________________|    |       |___________________________|
 | |                                     |                                         |
 | |                                     |       _____________________________     |       ___________________________
 | |    __________________________       |      |    KEY HEALTH PLAN, INC.    |    |      |          NWE, INC.        |
 | |   |       NATIONWIDE         |      |      |                             |    |      |                           |
 | |   |    SEPARATE ACCOUNT      |      |______| Common Stock:  1,000 Shares |    |______| Common Stock: 100 Shares  |
 | |   |          TRUST           |             | -------------               |           | ------------              |
 | |___|                          |             |                  Cost       |           |                 Cost      |
 |  ___|                          |             |                  ----       |           |                 ----      |
 | |   |    COMMON LAW TRUST      |             | ELIOW-80%        $2,700,000 |           |  NW Life-100% $35,971,375 |
 | |   |                          |             |_____________________________|           |___________________________|
 | |   |__________________________|
 | |
 | |    __________________________
 | |   |    FINANCIAL HORIZONS    |
 | |   |    INVESTMENT TRUST      |
 | |___|                          |
 |_____|                          |
       |    COMMON LAW TRUST      |
       |__________________________|

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|          INSURANCE COMPANY            |___________________________________________________________
                                |              (CASUALTY)               |
                                |_______________________________________|
                                                    |               _______________________________________________________________
                                  __________________|______________|___
                                 |  NATIONWIDE CORPORATION (NW Corp)   |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,642,432         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty   12,992,922  $751,352,485 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_________________                      _____________|_____________                 ____________|______________
       | PUBLIC EMPLOYEES BENEFIT     |                   |      GATES, McDONALD      |               |    NATIONWIDE FINANCIAL   |
       |SERVICES CORPORATION (PEBSCO) |                   |      & COMPANY (GATES)    |               |  INSTITUTION DISTRIBUTORS |
 ______| Common Stock: 236,494 Shares |                   | Common Stock: 254 Shares  |               |      AGENCY, INC. (NFIDAI)|
|  ____| -------------                |                   | -------------             |___       _____| Common Stock: 1,000 Shares|
| |    |               Cost           |                   |                           |   |     |  ___| -------------             |
| |    | NW Corp.-     ----           |                   |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $ 7,830,936    |                   |               ----        |   |     | |   | NW Corp.      ----        |
| |    |______________________________|                   | NW Corp.-     $25,683,532 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |    ___________________________
| |    |     PEBSCO SECURITIES      |                     |     OF NEW YORK, INC.     |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.            |                     | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000 Shares |                     | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | -------------              |                     |                           |   |     | |___|Common Stock: 10,000 Shares|
| |    |                  Cost      |                     |                Cost       |   |     | |   |-----------                |
| |    |                  ----      |                     |                ----       |   |     | |   |               Cost        |
| |    |     PEBSCO-100%  $25,000   |                     | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |____________________________|                     |                           |   |     | |   | NFIDAI-100%    $100       |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |
| |    |          PEBSCO OF         |                     |         OF NEVADA         |   |     | |    ___________________________
| |    |           ALABAMA          |                     |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    |Common Stock: 100,000 Shares|                     |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____|-------------               |                     |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost     |                     |   Gates-100%    Cost      |         | |___|Common Stock: 10,000 Shares|
| |    |                   ----     |                     |                 ----      |         | |   |-------------              |
| |    |  PEBSCO-100%      $1,000   |                     |                 $93,750   |         | |   |               Cost        |
| |    |____________________________|                     |___________________________|         | |   |               ----        |
| |                                                                                             | |   | NFIDAI-100%    $10,100    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ____________________________                                                            | |
| |    |         PEBSCO OF          |                                                           | |
| |    |         ARKANSAS           |                                                           | |    ___________________________
| |    | Common Stock: 50,000 Shares|                                                           | |   |    FINANCIAL HORIZONS     |
| |____| -------------              |                                                           | |   |      SECURITIES CORP.     |
| |    |                  Cost      |                           ________________________________|_|___|Common Stock: 10,000 Shares|
| |    |                  ----      |                          |  AFFILIATE AGENCY, INC.   |    | |   |-------------              |
| |    | PEBSCO-100%      $500      |                          |                           |    | |   |               Cost        |
| |    |____________________________|                          |  Common Stock: 100 Shares |    | |   |               ----        |
| |                                                            |                           |    | |   | NFIDAI-100%   $153,000    |
| |                                                            |   NFIDAI-100%   Cost      |    | |   |___________________________|
| |                                                            |                 ----      |    | |
| |     ___________________________                            |                 $100      |    | |
| |    | PEBSCO OF MASSACHUSETTS   |                           |___________________________|    | |
| |    |  INSURANCE AGENCY, INC.   |                                                            | |    ___________________________
| |____| Common Stock: 1,000 Shares|                                                            | |   |                           |
| |    | -------------             |                                                            | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                                                            | |___|        DISTRIBUTORS       |
| |    |                   ----    |                                                            |  ___|       AGENCY OF OHIO,     |
| |    | PEBSCO-100%      $1,000   |                                                            | |   |            INC.           |
| |    |___________________________|                                                            | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |         MONTANA           |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 500 Shares  |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    | -------------             |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    |                  ----     |                                                            | |
| |    | PEBSCO-100%      $500     |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |         NEW MEXICO        |                                                            | |   |                           |
| |    |                           |                                                            | |___|    FINANCIAL HORIZONS     |
| |____|Common Stock: 1,000 Shares |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    |-------------              |                                                            | |   |       OF TEXAS, INC.      |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    |                   -----   |                                                            | |
| |    | PEBSCO-100%      $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____|         AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |        TEXAS, INC.        |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)
                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|        FIRE INSURANCE COMPANY         |
                      |               (FIRE)                  |
                      |_______________________________________|
________________________________________|











____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |    NATIONWIDE HMO, INC.   |
          |  INVESTOR SERVICES, INC.  |          |     |         (NW HMO)          |
          |           (NEA)           |          |     | Common Stock: 100 Shares  |
   _______| Common Stock: 500 Shares  |          |_____| ------------              |
  |  _____| -------------             |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $14,603,732 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |    INHEALTH MANAGEMENT    |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |_____|      OF ALABAMA, INC.     |          |     | Common Stock: 100 Shares  |
  | |     | Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW HMO        ----        |
  | |     | NEA-100%      $5,000      |          |     | INC.-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         INHEALTH          |
  | |     |     INVESTOR SERVICES     |          |     |        AGENCY, INC.       |
  | |     |      OF MONTANA, INC.     |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |                |               Cost        |
  | |     |               Cost        |                | NW HMO        ----        |
  | |     |               -----       |                | INC.-99%   $116,077       |
  | |     | NEA-100%      $500        |                |___________________________|
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|       OF NEVADA, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|        OF OHIO, INC.      |
  | |     | Common Stock:  100 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-91%        $5,000     |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|      OF WYOMING, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |      NEA VALUEBUILDER     |
  | |_____|     INVESTOR SERVICES     |
  | |     |       OF TEXAS, INC.      |
  | |     |                           |
  | |     |___________________________|









  | |
  | |      ___________________________
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|







Subsidiary Companies     --  Solid Line
Contractual Association  --  Double Line

December 31, 1995

Item 27.  Number of Contract Owners


          The number of Owners of Contracts as of June 30, 1996 was 2,673.


Item 28.  Indemnification

          Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29.  Principal Underwriter


          (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the NACo Variable Account, Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3 and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

               NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

          (b)          NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS



                                                POSITIONS AND OFFICES
   NAME AND BUSINESS ADDRESS                       WITH UNDERWRITER
Joseph J. Gasper                                President and Director
One Nationwide Plaza
Columbus, Ohio  43215

D. Richard McFerson                     Chairman of the Board of Directors and
One Nationwide Plaza                                 Chairman and
Columbus, OH  43215                      Chief Executive Officer--Nationwide
                                          Insurance Enterprise and Director

Gordon E. McCutchan                        Executive Vice President-Law and
One Nationwide Plaza                       Corporate Services and Director
Columbus, OH  43215

Robert A. Oakley                           Executive Vice President - Chief
One Nationwide Plaza                        Financial Officer and Director
Columbus, Ohio  43215

Robert J. Woodward                         Executive Vice President - Chief
One Nationwide Plaza                       Investment Officer and Director
Columbus, Ohio 43215

W. Sidney Druen                               Senior Vice President and
One Nationwide Plaza                             General Counsel and
Columbus, OH  43215                              Assistant Secretary




                                   93 of 101

          (b)          NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS



James F. Laird, Jr.                      Vice President and General
One Nationwide Plaza                              Manager
Columbus, OH  43215

Peter J. Neckermann                            Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer                       Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Rae I. Mercer                                    Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                Treasurer
One Nationwide Plaza
Columbus, Ohio  43215


          (c) NAME OF      NET UNDERWRITING   COMPENSATION ON
             PRINCIPAL      DISCOUNTS AND      REDEMPTION OR     BROKERAGE
            UNDERWRITER     COMMISSIONS        ANNUITIZATION     COMMISSIONS   COMPENSATION
            -----------     -----------        -------------     -----------   ------------
            Nationwide          N/A                N/A                N/A          N/A
             Advisory
             Services,
               Inc.



Item 30.  Location of Accounts and Records

          Robert O. Cline
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH 43215

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

          The Registrant hereby undertakes to:

          (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


          (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

          (e) Represent that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

The fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.





                                    94 of 101

                                   PROSPECTUS

--------------------------------------------------------------------------------

         NACo National Association of Counties

         Counties Care for America




                                               Group
                                               Flexible Fund
                                               Retirement
                                               Contracts

                                               offered by

                                               NATIONWIDE
                                               Life Insurance
                                               Company
                                               through its NACo Variable Account

--------------------------------------------------------------------------------

                                NOVEMBER 2, 1996




                                   95 of 101

  ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENT
                                   SCHEDULES




The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of NACo Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated February 26, 1996, included the related financial statement schedules as of December 31, 1995, and for each of the years in the three-year period ended December 31, 1995, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.




                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 26, 1996




                                   96 of 101

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
               Issued Through The Nationwide NACo Variable Account
    (Supplement Dated ________________ to Prospectus Dated November 2, 1996)


This supplement updates certain information contained in the Prospectus and should be kept for future reference. This supplement is for use exclusively with Contracts issued which offer Nationwide Asset Allocation Funds.

1. The "GLOSSARY OF TERMS" is hereby amended to add the following definition:


          NATIONWIDE ASSET ALLOCATION FUND ("ASSET ALLOCATION FUND") - One of a series of Underlying Mutual Funds advised by Nationwide Advisory Services, Inc., each of which has been constructed as a "fund of funds."


2. The section entitled "SUMMARY OF CONTRACT EXPENSES" on page 5 of the Prospectus is hereby amended to include the following:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of Underlying Mutual Fund average net assets)

                                        ----------------------------------------------------
                                        Management Fees   Other Expenses   Total Fund Annual
                                                                                Expenses
--------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Aggressive Fund                              0.50%            0.00%              0.50%
--------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Moderately Aggressive Fund                   0.50%            0.00%              0.50%
--------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Moderate Fund                                0.50%            0.00%              0.50%
--------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Moderately Conservative Fund                 0.50%            0.00%              0.50%
--------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund -
Conservative Fund                            0.50%            0.00%              0.50%
--------------------------------------------------------------------------------------------




                                   97 of 101

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                     --------------------------------------------
                                                                     If you surrender your Contract at the end of
                                                                             the applicable time period.
-----------------------------------------------------------------------------------------------------------------
                                                                     1 Yr.       3 Yrs.       5 Yrs.      10 Yrs.
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Aggressive Fund                    55           87          122          218
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Aggressive Fund         55           87          122          218
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderate Fund                      55           87          122          218
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Conservative Fund       55           87          122          218
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Conservative Fund                  55           87          122          218
-----------------------------------------------------------------------------------------------------------------

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

---------------------------------------------------------------------------------------------------------------------------
                                                                     1 Yr.           3 Yrs.          5 Yrs.         10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Aggressive Fund                    15               47              82             178
---------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Aggressive Fund         15               47              82             178
---------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderate Fund                      15               47              82             178
---------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Conservative Fund       15               47              82             178
---------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Conservative Fund                  15               47              82             178
---------------------------------------------------------------------------------------------------------------------------

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------
                                                                     1 Yr.        3 Yrs.       5 Yrs.     10 Yrs.
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Aggressive Fund                    15            47           82         178
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Aggressive Fund         15            47           82         178
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderate Fund                      15            47           82         178
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Moderately Conservative Fund       15            47           82         178
-----------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Fund - Conservative Fund                  15            47           82         178
-----------------------------------------------------------------------------------------------------------------

         The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

3. The section entitled "NACo VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS AND OTHER DEDUCTIONS" on page 15 of the Prospectus is hereby amended by adding the following sections:

     CONTRACT SURRENDER CHARGE

     Upon termination of the Contract, an Owner whose Contract is invested in the Nationwide Asset Allocation Funds will be assessed a surrender charge calculated using a market value adjustment formula which only applies to the fixed interest contract portion of each Asset Allocation Fund. The market value adjustment is the amount which the Company determines, in accordance with its then current procedures applicable to all fixed interest contracts of this type and class, would be the net capital loss, if any, resulting to the Company if investments were liquidated to make the lump sum withdrawal. The then current Company procedures for determination of the market value adjustment will be provided to the Owner on request.

     ASSET ALLOCATION FUND CHARGES

     A Participant Account will be assessed a market value adjustment against the fixed interest contract portion of an Asset Allocation Fund for any exchange or transfer from such Asset Allocation Fund, when certain restrictions are exceeded (said restrictions are more fully set forth in the Section entitled "Exchanges and Transfers for Asset Allocation Funds"). The Company reserves the right to change the percentage of said market value adjustment on a quarterly basis.




                                   98 of 101

     The section entitled "DESCRIPTION OF THE CONTRACTS - EXCHANGE PRIVILEGE" on page 17 of the Prospectus is hereby amended by adding the following sentence at the end of the first paragraph:

               "Exchanges and transfers from the Asset Allocations are also subject to the provisions of the "Exchanges and Transfers for the Asset Allocation Funds" set forth below.

4. The section entitled "DESCRIPTION OF THE CONTRACTS" on Page 17 of the Prospectus is hereby amended by adding the following section after the "EXCHANGE PRIVILEGE" section:

     EXCHANGES AND TRANSFERS FOR ASSET ALLOCATION FUNDS

     The Company will permit the Owner or the Participant, if the Plan so provides, to exchange or transfer amounts among the Asset Allocation Funds as frequently as permitted by the Plan. Exchanges or transfers from another investment vehicle to an Asset Allocation Fund are permitted, subject to the limits and rules as set by any such other investment provider.

     The following provisions apply to exchanges and transfers from an Asset Allocation Fund. Fifty percent (50%) of a Participant Account may be exchanged or transferred out of any Asset Allocation Fund per calendar year. There will be no charge for such exchange or transfer. In the event more than 50% of a Participant Account is exchanged or transferred in a calendar year, then such exchange or transfer shall be subject to market value adjustment (see "Asset Allocation Fund Charge"). One hundred percent (100%) of a Participant Account value in each Asset Allocation Fund can be exchanged or transferred over a two year period, free of charge, subject to all of the following requirements:

          1) At least 50% of a Participant Account must be exchanged or transferred during the first calendar year. Any exchange or transfer exceeding 50% is subject to the charge described in the section entitled "Asset Allocation Fund Charges";

          2) Upon such election, no new deferrals or exchanges will be allowed into the Asset Allocation Fund until the end of the second calendar year; and

          3) 100% of the Participant Account must be exchanged or transferred in one transaction during the second calendar year.

     In the event the above conditions are not met, the election of this option will have been deemed canceled and the Participant Account shall be permitted to only transfer 50% of the Participant Account within such calendar year without incurring the Asset Allocation Fund charge as described above.

5. The section entitled "SUSPENSION AND TERMINATION" on page 17 of the Prospectus is hereby amended by adding the following sentence.

               "Upon such termination by the Owner, payment of Contract Values will be subject to any applicable Contingent Deferred Sales Charge and Contract Surrender Charge."

6. The Appendix located on page 26 of the Prospectus is hereby amended to include the following information:


               Each Asset Allocation Fund seeks to maximize total investment return (i.e., capital growth and income) subject to its investment restrictions and asset allocation policies. Each Fund has been constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"); some of the Underlying Funds will invest primarily in equity securities ("Equity Funds") while others will invest primarily in bonds and other fixed income securities ("Bond Funds"). The Underlying Funds will include portfolios advised by the Asset Allocation Funds' investment adviser, Nationwide Advisory Services, Inc. ("NAS"), as well as other mutual funds which are not affiliated with the Funds advised by NAS. Each of the Asset Allocation Funds, except the Nationwide Asset Allocation Aggressive Fund will also invest in a fixed interest contract issued by the Company (the "Nationwide Contract").





                                   99 of 101

Nationwide Asset Allocation - Aggressive   Seeks to provide growth of capital.
Fund --                                    It will invest in Equity Funds. It is
                                           generally appropriate for investors
                                           looking for high returns over an
                                           investment time horizon of at least
                                           15 years and having a higher
                                           tolerance for market fluctuations.

Nationwide Asset Allocation - Moderately   Seeks to provide growth of capital.
Aggressive Fund --                         It will invest primarily in Equity
                                           Funds, but the Fund will attempt to
                                           reduce its volatility by also
                                           investing in the Nationwide Contract
                                           and Bond Funds. It is generally
                                           appropriate for moderate investors
                                           looking for high returns over an
                                           investment horizon of at least 15
                                           years or for more aggressive
                                           investors over an investment horizon
                                           of 10 to 15 years.

Nationwide Asset Allocation - Moderate     Seeks growth of capital and income.
Fund --                                    It will also invest primarily in
                                           Equity Funds, but will invest a
                                           significant percentage of its assets
                                           in the Nationwide Contract and Bond
                                           Funds. It is appropriate for moderate
                                           investors seeking moderate returns
                                           over an investment time horizon of
                                           between 10 and 15 years, as well as
                                           more conservative investors over an
                                           investment time horizon of over 15
                                           years and more aggressive investors
                                           over an investment time horizon of 5
                                           to 10 years.

Nationwide Asset Allocation - Moderately   Seeks income and, secondarily, long
Conservative Fund --                       term growth of capital. It will
                                           generally invest half of its assets
                                           in Equity funds with the remainder in
                                           the Nationwide Contract and Bond
                                           Funds. It is appropriate for moderate
                                           investors seeking lower fluctuations
                                           in returns combined with some of the
                                           upside potential of equity
                                           investments over an investment time
                                           horizon of between five and 10 years,
                                           as well as more conservative
                                           investors over an investment time
                                           horizon of between 10 and 15 years
                                           and more aggressive investors over an
                                           investment time horizon of less than
                                           5 years.

Nationwide Asset Allocation -              Seeks income and secondarily, long
Conservative Fund --                       term growth of capital. It will
                                           invest primarily in a fixed income
                                           combination of the Nationwide
                                           Contract and the Bond Funds, with a
                                           smaller investment in Equity Funds.
                                           It is appropriate for investors
                                           seeking lower fluctuations in returns
                                           over an investment time horizon of
                                           less than five years, as well as more
                                           conservative investors with an
                                           investment time horizon of between
                                           five and 10 years.




                                   100 of 101

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NACo VARIABLE ACCOUNT certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of December, 1996.

                                        NACo VARIABLE ACCOUNT
                                        ---------------------------------
                                        (Registrant)
                                        NATIONWIDE LIFE INSURANCE COMPANY
                                        ---------------------------------
                                        (Depositor)


                                        By /s/ W. SIDNEY DRUEN
                                        ---------------------------------
                                               W. Sidney Druen,
                                               Senior Vice President and General
                                               Counsel and Assistant Secretary

         As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 20th day of December, 1996.


        SIGNATURE                         TITLE
LEWIS J. ALPHIN                          Director
--------------------------
Lewis J. Alphin

KEITH W. ECKEL                           Director
--------------------------
Keith W. Eckel

WILLARD J. ENGEL                         Director
--------------------------
Willard J. Engel

FRED C. FINNEY                           Director
--------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                Director
--------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                President/Chief Operating Officer and Director
--------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                     Chairman of the Board and Director
--------------------------
Henry S. Holloway

D. RICHARD MCFERSON           Chairman and Chief Executive Officer - Nationwide
--------------------------            Insurance Enterprise and Director
D. Richard McFerson

DAVID O. MILLER                          Director
--------------------------
David O. Miller

C. RAY NOECKER                           Director
--------------------------
C. Ray Noecker

ROBERT A. OAKLEY               Executive Vice President-Chief Financial Officer
--------------------------
Robert A. Oakley

JAMES F. PATTERSON                       Director         By/s/W. SIDNEY DRUEN
--------------------------                                --------------------
James F. Patterson                                          W. Sidney Druen

ARDEN L. SHISLER                         Director           Attorney-in-Fact
--------------------------
Arden L. Shisler

ROBERT L. STEWART                        Director
--------------------------
Robert L. Stewart

NANCY C. THOMAS                          Director
--------------------------
Nancy C. Thomas

HAROLD W. WEIHL                          Director
--------------------------
Harold W. Weihl




                                   101 of 101

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director